UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21339

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE, NEW YORK, NY			10036
(Address of principal executive offices)			(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE, NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-378-1630

Date of fiscal year end:	10/31

Date of reporting period:	10/31/08

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2008 Annual Report

October 31, 2008

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

2008 Annual Report

October 31, 2008

Table of Contents

Shareholders’ Letter	2
Performance Summary	3
Expense Examples	4
Investment Advisory Agreement Approval	6
Investment Overviews & Portfolios of Investments:
Money Market Portfolio	8
Prime Portfolio	11
Government Portfolio	14
Government Securities Portfolio	17
Treasury Portfolio	19
Treasury Securities Portfolio	21
Tax-Exempt Portfolio	23
Statements of Assets and Liabilities	30
Statements of Operations	34
Statements of Changes in Net Assets	36
Financial Highlights	42
Notes to Financial Statements	53
Report of Independent Registered Public Accounting Firm	58
Federal Income Tax Information	59
U.S. Privacy Policy	60
Trustee and Officer Information	63

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds. To receive a prospectus and/or Statement of Additional Information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call 1 (888) 378-1630. Please read the prospectus carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management’s website: www.morganstanley.com/msim.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

2008 Annual Report

October 31, 2008

Shareholder’s Letter

Dear Shareholders:

We are pleased to present the Morgan Stanley Institutional Liquidity Funds (“MSILF”) Annual Report for the year ended October 31, 2008. MSILF currently offers seven portfolios (Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt), which together are designed to provide flexible cash management options. MSILF’s portfolios provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

Randy Takian

President and Principal Executive Officer

November 2008

2008 Annual Report

October 31, 2008

Performance Summary (unaudited)

The seven-day current and seven-day effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of October 31, 2008, were as follows:

	Institutional Class		Service Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolios:
Money Market	2.32%	2.35%	2.27%	2.30%	2.22%	2.25%	2.17%	2.20%	2.07%	2.10%	1.83%	1.84%	2.02%	2.04%
Prime	2.05%	2.07%	2.00%	2.02%	1.95%	1.97%	1.90%	1.92%	1.80%	1.82%	1.55%	1.56%	1.75%	1.76%
Government	1.43%	1.44%	1.38%	1.39%	1.33%	1.34%	1.28%	1.29%	1.18%	1.19%	0.94%	0.94%	1.14%	1.14%
Government Securities	1.03%	1.03%	0.98%	0.98%	0.93%	0.93%	0.88%	0.88%	0.78%	0.78%	0.53%	0.53%	0.73%	0.73%
Treasury	0.29%	0.29%	0.25%	0.25%	0.22%	0.22%	0.21%	0.21%	0.18%	0.18%	0.11%	0.11%	0.17%	0.17%
Treasury Securities	0.06%	0.06%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Tax-Exempt	1.58%	1.60%	1.54%	1.55%	1.49%	1.50%	1.43%	1.45%	1.34%	1.34%	1.09%	1.09%	1.29%	1.29%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance information for the 7-day effective yield assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/msim. Investment return and principal value will fluctuate causing portfolio shares, when redeemed, to be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios (the “Portfolios”) are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios. Please read MSILF’s prospectuses carefully before you invest or send money.

Yield quotation more closely reflects the current earnings of the Portfolios than the total return. As with all money market portfolios, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

2008 Annual Report

October 31, 2008

Expense Examples (unaudited)

Expense Examples

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, shareholder administration plan fees (in the case of the Service, Investor and Administrative Classes), service and shareholder administration plan fees (in the case of the Advisory Class); distribution and shareholder service plan fees (in the case of the Participant and Cash Management Classes) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2008 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the Cash Management Class for Prime and Government Portfolios commenced operations on August 14, 2008; therefore, “Actual Expenses Paid During Period” reflect activity from August 14, 2008 through October 31, 2008.

Please note that the Cash Management Class for Government Securities Portfolio commenced operations on July 21, 2008; therefore, “Actual Expenses Paid During Period” reflect activity from July 21, 2008 through October 31, 2008.

Please note that the Institutional, Service, Investor, Administrative and Cash Management Classes for Treasury Securities Portfolio commenced operations on October 7, 2008; therefore, “Actual Expenses Paid During Period” reflect activity from October 7, 2008 through October 31, 2008.

Please note that the Advisory and Participant Classes for Treasury Securities Portfolio commenced operations on October 27, 2008; therefore, “Actual Expenses Paid During Period” reflect activity from October 27, 2008 through October 31, 2008.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that while the Cash Management Classes for Prime, Government and Government Securities Portfolios commenced operations on August 14, 2008, August 14, 2008 and July 21, 2008, respectively, the “Hypothetical Expenses Paid During the Period” reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that the annualized net expense ratio for the period was in effect during the period from May 1, 2008 through October 31, 2008.

Please note that while the Institutional, Service, Investor, Administrative and Cash Management Classes for Treasury Securities Portfolio commenced operations on October 7, 2008, the “Hypothetical Expenses Paid During the Period” reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that the annualized net expense ratio for the period was in effect during the period from May 1, 2008 through October 31, 2008.

Please note that while the Advisory and Participant Classes for Treasury Securities Portfolio commenced operations on October 27, 2008, the “Hypothetical Expenses Paid During the Period” reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that the annualized net expense ratio for the period was in effect during the period from May 1, 2008 through October 31, 2008.

2008 Annual Report

October 31, 2008

Expense Examples (cont’d)

	Beginning Account Value 5/1/08	Actual Ending Account Value 10/31/08	Hypothetical Ending Account Value	Actual Expenses Paid During Period*		Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period
Money Market Portfolio Institutional Class	$1,000.00	$1,013.30	$1,024.48	$0.66		$0.66	0.13%
Money Market Portfolio Service Class	1,000.00	1,013.00	1,024.23	0.91		0.92	0.18
Money Market Portfolio Investor Class	1,000.00	1,012.80	1,023.88	1.26		1.27	0.25
Money Market Portfolio Administrative Class	1,000.00	1,012.50	1,024.03	1.11		1.12	0.22
Money Market Portfolio Advisory Class	1,000.00	1,012.00	1,023.23	1.92		1.93	0.38
Money Market Portfolio Participant Class	1,000.00	1,010.70	1,021.87	3.29		3.30	0.65
Money Market Portfolio Cash Management Class	1,000.00	1,011.70	1,022.92	2.22		2.24	0.44
Prime Portfolio Institutional Class	1,000.00	1,012.60	1,024.48	0.66		0.66	0.13
Prime Portfolio Service Class	1,000.00	1,012.30	1,024.18	0.96		0.97	0.19
Prime Portfolio Investor Class	1,000.00	1,012.10	1,023.98	1.16		1.17	0.23
Prime Portfolio Administrative Class	1,000.00	1,011.80	1,023.73	1.42		1.42	0.28
Prime Portfolio Advisory Class	1,000.00	1,011.30	1,023.23	1.92		1.93	0.38
Prime Portfolio Participant Class	1,000.00	1,010.00	1,021.92	3.23		3.25	0.64
Prime Portfolio Cash Management Class	1,000.00	1,004.30	1,022.72	1.04	**	2.44	0.48
Government Portfolio Institutional Class	1,000.00	1,010.90	1,024.43	0.71		0.71	0.14
Government Portfolio Service Class	1,000.00	1,010.60	1,024.18	0.96		0.97	0.19
Government Portfolio Investor Class	1,000.00	1,010.40	1,023.93	1.21		1.22	0.24
Government Portfolio Administrative Class	1,000.00	1,010.10	1,023.68	1.47		1.48	0.29
Government Portfolio Advisory Class	1,000.00	1,009.60	1,023.18	1.97		1.98	0.39
Government Portfolio Participant Class	1,000.00	1,008.40	1,021.92	3.23		3.25	0.64
Government Portfolio Cash Management Class	1,000.00	1,003.60	1,022.72	1.04	**	2.44	0.48
Government Securities Portfolio Institutional Class	1,000.00	1,010.10	1,024.43	0.71		0.71	0.14
Government Securities Portfolio Service Class	1,000.00	1,009.80	1,024.23	0.91		0.92	0.18
Government Securities Portfolio Investor Class	1,000.00	1,009.60	1,023.78	1.36		1.37	0.27
Government Securities Portfolio Administrative Class	1,000.00	1,009.30	1,023.73	1.41		1.42	0.28
Government Securities Portfolio Advisory Class	1,000.00	1,008.80	1,023.23	1.92		1.93	0.38
Government Securities Portfolio Participant Class	1,000.00	1,007.50	1,021.97	3.18		3.20	0.63
Government Securities Portfolio Cash Management Class	1,000.00	1,004.30	1,022.72	1.35	***	2.44	0.48
Treasury Portfolio Institutional Class	1,000.00	1,007.90	1,024.43	0.71		0.71	0.14
Treasury Portfolio Service Class	1,000.00	1,007.60	1,024.18	0.96		0.97	0.19
Treasury Portfolio Investor Class	1,000.00	1,007.40	1,023.93	1.21		1.22	0.24
Treasury Portfolio Administrative Class	1,000.00	1,007.20	1,023.68	1.46		1.48	0.29
Treasury Portfolio Advisory Class	1,000.00	1,006.70	1,023.28	1.87		1.88	0.37
Treasury Portfolio Participant Class	1,000.00	1,005.60	1,022.12	3.02		3.05	0.60
Treasury Portfolio Cash Management Class	1,000.00	1,006.50	1,022.92	2.22		2.24	0.44
Treasury Securities Portfolio Institutional Class	1,000.00	1,000.00	1,022.83	0.04	+	0.31	0.06
Treasury Securities Portfolio Service Class	1,000.00	1,000.00	1,022.83	0.04	+	0.31	0.06
Treasury Securities Portfolio Investor Class	1,000.00	1,000.00	1,022.83	0.04	+	0.31	0.06
Treasury Securities Portfolio Administrative Class	1,000.00	1,000.00	1,022.83	0.04	+	0.31	0.06
Treasury Securities Portfolio Advisory Class	1,000.00	1,000.00	1,024.58	0.02	++	0.56	0.11
Treasury Securities Portfolio Participant Class	1,000.00	1,000.00	1,024.58	0.02	++	0.56	0.11
Treasury Securities Portfolio Cash Management Class	1,000.00	1,000.00	1,024.83	0.04	+	0.31	0.06
Tax-Exempt Portfolio Institutional Class	1,000.00	1,010.40	1,024.48	0.66		0.66	0.13
Tax-Exempt Portfolio Service Class	1,000.00	1,010.10	1,024.23	0.91		0.92	0.18
Tax-Exempt Portfolio Investor Class	1,000.00	1,009.80	1,024.03	1.11		1.12	0.22
Tax-Exempt Portfolio Administrative Class	1,000.00	1,009.60	1,023.73	1.41		1.42	0.28
Tax-Exempt Portfolio Advisory Class	1,000.00	1,009.10	1,023.28	1.87		1.88	0.37
Tax-Exempt Portfolio Participant Class	1,000.00	1,007.80	1,021.97	3.18		3.20	0.63
Tax-Exempt Portfolio Cash Management Class	1,000.00	1,008.80	1,022.97	2.17		2.19	0.43

*

Expenses are calculated using each Portfolio Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the most recent one-half year period).

**

Expenses are calculated using Cash Management Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 79/366 (to reflect the actual days in the period).

***

Expenses are calculated using Cash Management Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 103/366 (to reflect the actual days in the period).

+

Expenses are calculated using Institutional, Service, Investor, Administrative and Cash Management Classes’ annualized net expense ratios (as disclosed), multiplied by the average account value over the period, and multiplied by 25/366 (to reflect the actual days in the period).

++

Expenses are calculated using Advisory and Participant Classes’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 5/366 (to reflect the actual days in the period).

2008 Annual Report

October 31, 2008

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The Adviser and Sub-Adviser together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolios. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of each Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolios, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed each Portfolio’s performance for the one- and three-year periods ended December 31, 2007 and for the period since the end of February 2004 with respect to the Money Market, Prime and Tax-Exempt Portfolios, the month of each Portfolio’s inception; and for the one- and three-year periods ended December 31, 2007 and for the period since the end of August 2004 with respect to the Government and Treasury Portfolios, the month of each Portfolio’s inception, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing each Portfolio. The Board concluded that each Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to the Portfolios.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate and total expense ratio of each Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolios, as shown in the Lipper Reports. The Board concluded that each Portfolio’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of each Portfolio’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board also reviewed the level of each Portfolio’s management fee and concluded that the fee, compared to the Portfolio’s expense peer group, was sufficiently low, and there is a cap in the total expense ratio of each Portfolio, so that, in effect, economies of scale were built into the management fee structure.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with each Portfolio and during the last two years from their relationship with the Morgan Stanley

2008 Annual Report

October 31, 2008

Investment Advisory Agreement Approval (cont’d)

Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolios.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with each Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser. The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board concluded that the fall-out benefits were relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Portfolios (“soft dollars”). The Board noted that the Portfolios invest only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolios’ Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolios and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolios and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolios’ operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolios to continue their relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolios’ Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of each Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of each Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

2008 Annual Report

October 31, 2008

Investment Overview (unaudited)

Money Market Portfolio

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar denominated money market instruments of U.S. and foreign financial and non-financial corporations.

Performance

For the fiscal year ended October 31, 2008, the Portfolio’s Institutional Share Class had a total return of 3.46%. For the seven-day period ended October 31, 2008, the Portfolio’s Institutional Share Class provided an annualized current yield of 2.32%, while its 30-day moving average annualized yield was 2.30%. Yield quotation more closely reflects the current earnings of the Portfolio than the total return.

Factors Affecting Performance

•

The U.S. economy weakened considerably during the 12-month review period. After rising in the first two quarters of 2008, gross domestic product (GDP) growth fell to -0.3% in the third quarter in a decline which is widely expected to have accelerated into the fourth quarter. Other economic data were even more dispiriting, with employment figures negative for every month of 2008 to date and consumer confidence falling to levels not seen in decades. The residential housing market remained depressed, as home sales and prices continued to decline. These factors led to increasing concerns about a recession even as a decline in commodity and fuel prices in the final weeks of the period failed to boost consumer and business confidence.

•

The weakening economic outlook, coupled with credit and liquidity constraints and mortgage defaults, made for an extremely volatile market throughout the period under review. The Federal Reserve (the “Fed”) and the Treasury made considerable efforts to support both the market and the economy, including a range of innovative programs as well as aggressive reductions in the federal funds target rate and discount rate. These actions were often taken in coordination with central banks across the developed world. At the end of the period, these measures had in part helped to reduce the credit bellwether London Interbank Offered Rate (LIBOR) from its prior record levels, though LIBOR remained well above the Fed’s policy target for federal funds of 1%.

Management Strategies

•	As of October 31, 2008, the Portfolio had net assets of slightly more than $4.8 billion, and a weighted average maturity of 28 days.

•

Our strategy in managing the Portfolio remained consistent with its long-term focus on maintaining preservation of capital and liquidity. Although the aggressive reductions by the Fed drastically lowered short-term yields, the turmoil and uncertainty in the markets remained in force and indeed worsened over the course of the period. As a result, we concentrated the Portfolio on assets with shorter maturities. We also closely reviewed all of the eligible securities on our purchase list to eliminate unacceptable risks that had come to light, a process which resulted in a significant reduction in the number of approved securities. We will continue to focus closely on this strategy in an effort to maximize liquidity for the Portfolio and its shareholders.

Portfolio Composition

Classification	Percentage of Total Investments
Commercial Paper	47.8%
Certificates of Deposit	16.9
Repurchase Agreements	16.6
Floating Rate Notes	13.2
Other*	5.5
Total Investments	100.0%

*	Investment types which do not appear in the above table, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

2008 Annual Report

October 31, 2008

Portfolio of Investments

Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)
Certificates of Deposit (17.5%)
Banking (2.8%)
Branch Banking & Trust Co.,
3.19%, 2/5/09 - 2/23/09	$87,500	$87,500
3.21%, 3/16/09	47,500	47,500
International Banks (14.7%)
Banco Santander S.A.,
3.01%, 12/18/08	100,000	100,000
Barclays Bank plc,
2.95%, 11/21/08	80,000	80,000
BNP Paribas,
2.90%, 12/29/08	70,000	70,002
Credit Industriel et Commercial S.A.,
3.01%, 11/21/08	300,000	300,001
Natixis,
2.98%, 11/18/08	165,000	165,000
Total Certificates of Deposit (Cost $850,003)		850,003
Commercial Paper (49.5%)(e)
Asset Backed — Consumer (9.1%)
Jupiter Securitization,
1.50%, 11/20/08 (a)	25,000	24,980
2.00%, 11/21/08 (a)	124,000	123,862
2.21%, 12/9/08 (a)	40,000	39,907
4.03%, 12/10/08 (a)	40,000	39,827
Old Line Funding LLC,
Zero Coupon, 12/4/08 - 12/5/08 (a)	175,000	174,693
4.16%, 11/4/08 (a)	15,800	15,794
4.28%, 12/12/08 (a)	26,504	26,376
		445,439
Asset Backed — Diversified (10.9%)
Falcon Asset Securitization Co. LLC,
2.66%, 11/25/08 (a)	42,900	42,824
3.30%, 12/10/08 (a)	141,692	141,189
Park Avenue Receivables Co. LLC,
2.50%, 11/19/08 (a)	46,000	45,943
4.03%, 12/10/08 (a)	60,000	59,740
Sheffield Receivables Corp.,
2.46%, 12/3/08 (a)	100,000	99,782
2.53%, 12/4/08 (a)	90,000	89,792
2.91%, 12/2/08 (a)	50,000	49,875
		529,145
Banking (3.1%)
Bank of America Corp.,
2.83%, 12/9/08	100,000	99,705
Citigroup Funding, Inc.,
2.95%, 11/24/08	50,000	49,906
		149,611
Finance — Automotive (1.8%)
Toyota Motor Credit Corp.,
2.78%, 12/30/08	90,000	89,594
International Banks (24.6%)
Australia & New Zealand Banking Group Ltd.,
3.06%, 3/2/09 (a)(b)	75,000	75,000
Banque Federative du Credit Mutuel,
3.00%, 8/27/10 (a)(b)	180,000	180,000
BNP Paribas,
0.25%, 11/3/08	150,000	149,998
Caisse Nationale des Caisses d’Epargne et de Prevoyance,
2.84%, 11/10/08 (a)	50,000	49,965
3.00%, 12/10/08 (a)	100,000	99,679
ING Bank N.V.,
3.92%, 3/26/09 (a)(b)	19,500	19,489
Intesa Funding LLC,
2.92%, 12/8/08	75,000	74,777
KBC Financial Products International Ltd.,
2.82%, 11/14/08 (a)	50,000	49,949
3.00%, 12/12/08 (a)	50,000	49,832
Raiffeisen Zentralbank Oesterreich AG,
2.88%, 11/19/08 (a)	40,000	39,943
Royal Bank of Scotland plc,
2.88%, 12/29/08	75,000	75,001
3.15%, 2/23/09	75,000	74,996
San Paolo IMI U.S. Finance Co.,
2.81%, 11/14/08	35,000	34,965
Santander Central Hispano Finance Delaware, Inc.,
3.08%, 3/5/09	35,000	34,635
Societe Generale N.A.,
2.90%, 11/14/08	50,000	49,949
Swedbank AB,
3.06%, 12/15/08	40,000	39,852
Swedbank Mortgage AB,
3.02%, 11/14/08	100,000	99,892
		1,197,922
Total Commercial Paper (Cost $2,411,711)		2,411,711
Extendible Note (2.1%)
International Banks (2.1%)
Deutsche Bank AG,
3.41%, 1/21/09 (Cost $100,000)	100,000	100,000
Floating Rate Notes (13.7%)
Asset Backed — Consumer (2.8%)
Thunder Bay Funding LLC,
2.65%, 11/25/08 (a)	30,000	29,947
2.75%, 12/15/08 (a)	30,000	29,844
4.25%, 12/12/08 (a)	75,632	75,266
		135,057
Banking (3.7%)
Bank of America N.A.,
2.81%, 2/27/09 (b)	182,050	181,974
Finance — Automotive (1.0%)
Toyota Motor Credit Corp.
4.14%, 6/9/09 (b)	50,000	50,000
International Banks (6.2%)
Barclays Bank plc,
4.73%, 5/20/09 (b)	150,000	150,000

The accompanying notes are an integral part of the financial statements.	9

2008 Annual Report

October 31, 2008

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)
International Banks (cont’d)
Royal Bank of Scotland Group plc,
4.94%, 1/15/09 (a)(b)	$100,000	$100,000
Westpac Banking Corp.
2.95%, 2/6/09 (a)(b)	50,000	49,995
		299,995
Total Floating Rate Notes (Cost $667,026)		667,026
Time Deposit (3.6%)
Societe Generale,
0.25%, 11/3/08 (Cost $175,000)	175,000	175,000
Repurchase Agreements (17.2%)
Barclays Bank plc, 0.25%, dated 10/31/08, due 11/3/08, repurchase price $400,008; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: 5.50%, due 10/1/36 - 4/1/38, valued at $412,000.	400,000	400,000
Deutsche Bank AG, 0.25%, dated 10/31/08, due 11/3/08, repurchase price $437,949; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 4.00% - 7.50%, due 5/1/13 - 6/1/48, valued at $451,078.	437,940	437,940
Total Repurchase Agreements (Cost $837,940)		837,940
Total Investments (103.6%) (Cost $5,041,680)		5,041,680
Liabilities in Excess of Other Assets (-3.6%)		(173,092)
Net Assets (100%)		$4,868,588

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2008.
(e)	The rates shown are the effective yields at the date of purchase.

10	The accompanying notes are an integral part of the financial statements.

2008 Annual Report

October 31, 2008

Investment Overview (unaudited)

Prime Portfolio

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities.

Performance

For the fiscal year ended October 31, 2008, the Portfolio’s Institutional Share Class had a total return of 3.37%. For the seven-day period ended October 31, 2008, the Portfolio’s Institutional Share Class provided an annualized current yield of 2.05%, while its 30-day moving average annualized yield was 2.04%. Yield quotation more closely reflects the current earnings of the Portfolio than the total return.

Factors Affecting Performance

•

The U.S. economy weakened considerably during the 12-month review period. After rising in the first two quarters of 2008, gross domestic product (GDP) growth fell to -0.3% in the third quarter in a decline which is widely expected to have accelerated into the fourth quarter. Other economic data were even more dispiriting, with employment figures negative for every month of 2008 to date and consumer confidence falling to levels not seen in decades. The residential housing market remained depressed, as home sales and prices continued to decline. These factors led to increasing concerns about a recession even as a decline in commodity and fuel prices in the final weeks of the period failed to boost consumer and business confidence.

•

The weakening economic outlook, coupled with credit and liquidity constraints and mortgage defaults, made for an extremely volatile market throughout the period under review. The Federal Reserve (the “Fed”) and the Treasury made considerable efforts to support both the market and the economy, including a range of innovative programs as well as aggressive reductions in the federal funds target rate and discount rate. These actions were often taken in coordination with central banks across the developed world. At the end of the period, these measures had in part helped to reduce the credit bellwether London Interbank Offered Rate (LIBOR) from its prior record levels, though LIBOR remained well above the Fed’s policy target for federal funds of 1%.

Management Strategies

•	As of October 31, 2008, the Portfolio had net assets of slightly more than $12.2 billion, and a weighted average maturity of 23 days.

•

Our strategy in managing the Portfolio remained consistent with its long-term focus on maintaining preservation of capital and liquidity. Although the aggressive reductions by the Fed drastically lowered short-term yields, the turmoil and uncertainty in the markets remained in force and indeed worsened over the course of the period. As a result, we concentrated the Portfolio on assets with shorter maturities. We also closely reviewed all of the eligible securities on our purchase list to eliminate unacceptable risks that had come to light, a process which resulted in a significant reduction in the number of approved securities. We will continue to focus closely on this strategy in an effort to maximize liquidity for the Portfolio and its shareholders.

Portfolio Composition

Classification	Percentage of Total Investments
Commercial Paper	51.8%
Repurchase Agreements	36.3
Certificates of Deposit	9.6
Other*	2.3
Total Investments	100.0%

*	Investment types which do not appear in the above table, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

2008 Annual Report

October 31, 2008

Portfolio of Investments

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Certificates of Deposit (9.8%)
Banking (9.8%)
Bank of the West,
2.96%, 11/26/08 - 11/28/08	$425,000	$425,000
Branch Banking & Trust Co.,
2.75%, 11/24/08	100,000	100,000
3.19%, 2/23/09	110,000	110,000
3.20%, 2/5/09	200,000	200,005
3.21%, 3/16/09	110,000	110,000
Union Bank of California,
2.80%, 11/19/08	250,000	250,000
Total Certificates of Deposit (Cost $1,195,005)		1,195,005
Commercial Paper (52.8%)(e)
Asset Backed — Consumer (20.2%)
Jupiter Securitization Co. LLC,
2.21%, 12/9/08 (a)	60,000	59,861
2.59%, 11/21/08 (a)	77,000	76,889
2.76%, 11/20/08 (a)	306,300	305,854
3.71%, 11/12/08 (a)	42,453	42,405
4.03%, 12/10/08 (a)	100,000	99,567
Old Line Funding LLC,
1.74%, 12/12/08 (a)	169,000	168,449
2.00%, 12/4/08 - 12/5/08 (a)	125,000	124,779
2.61%, 12/15/08 (a)	169,485	168,946
2.71%, 11/25/08 (a)	72,879	72,748
3.01%, 11/17/08 (a)	18,760	18,735
4.16%, 11/4/08 (a)	36,858	36,845
Ranger Funding Co. LLC,
3.98%, 12/11/08 (a)	159,852	159,150
3.99%, 12/17/08 (a)	412,957	410,873
Thunder Bay Funding LLC,
2.66%, 11/25/08 (a)	20,000	19,965
3.49%, 12/15/08 (a)	285,393	284,184
4.28%, 12/12/08 (a)	176,000	175,148
Yorktown Capital LLC,
3.01%, 11/21/08 - 12/12/08 (a)	85,429	85,218
3.98%, 12/10/08 (a)	154,962	154,299
		2,463,915
Asset Backed — Corporate (2.7%)
Kitty Hawk Funding Corp.,
2.45%, 11/26/08 (a)	124,223	124,012
3.01%, 11/17/08 - 12/12/08 (a)	200,241	199,765
		323,777
Asset Backed — Diversified (12.2%)
Falcon Asset Securitization Co. LLC,
2.76%, 11/21/08 - 11/24/08 (a)	155,206	154,952
3.01%, 11/20/08 (a)	101,258	101,097
3.87%, 12/10/08 (a)	160,000	159,334
Park Avenue Receivables Corp.,
2.50%, 11/19/08 (a)	20,000	19,975
2.71%, 11/20/08 - 12/17/08 (a)	240,000	239,486
2.76%, 11/21/08 (a)	75,176	75,061
4.03%, 12/10/08 (a)	140,000	139,393
Sheffield Receivables Corp.,
2.31%, 12/4/08 (a)	50,000	49,894
2.46%, 12/3/08 (a)	75,000	74,837
2.86%, 12/1/08 (a)	25,000	24,941
3.51%, 11/25/08 (a)	450,000	448,950
		1,487,920
Banking (8.4%)
Bank of America Corp.,
2.83%, 12/9/08	125,000	124,631
2.90%, 12/11/08	500,000	498,408
Citigroup Funding, Inc.,
2.95%, 11/13/08 - 11/24/08	410,000	409,489
		1,032,528
Diversified Financial Services (0.3%)
Nestle Capital Corp.,
2.47%, 3/10/09 (a)	40,000	39,655
Finance — Automotive (1.6%)
Toyota Motor Credit Corp.,
2.78%, 12/30/08	195,000	194,121
International Banks (7.4%)
ING America Insurance Holdings, Inc.,
2.85%, 12/29/08	100,000	99,546
San Paolo IMI U.S. Financial Corp.,
2.81%, 11/14/08	80,000	79,920
2.92%, 12/8/08	150,000	149,554
Santander Central Hispano Finance Delaware, Inc.,
3.08%, 3/5/09	130,000	128,643
Societe Generale N.A., Inc.,
0.15%, 11/3/08	300,000	299,998
2.90%, 11/14/08	150,000	149,845
		907,506
Total Commercial Paper (Cost $6,449,422)		6,449,422
Corporate Bonds (2.3%)
Banking (0.7%)
Wells Fargo & Co.
4.71%, 1/14/09 (a)(b)	87,565	87,565
Finance — Automotive (1.6%)
Toyota Motor Credit Corp.
4.14%, 6/9/09 (b)	200,000	200,000
Total Corporate Bonds (Cost $287,565)		287,565
Repurchase Agreements (37.0%)
Bank of America Corp., 0.15%, dated 10/31/08, due 11/3/08, repurchase price $150,002; fully collateralized by U.S. government agency security at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgage: 5.00%, due 4/1/35, valued at $154,500.	150,000	150,000

12	The accompanying notes are an integral part of the financial statements.

2008 Annual Report

October 31, 2008

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)
Barclays Capital, Inc., 0.20%, dated 10/31/08, due 11/3/08, repurchase price $300,005; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage: 5.50%, due 10/1/36; Government National Mortgage Association, Fixed Rate Mortgage: 5.00%, due 2/15/38, valued at $309,000.	$300,000	$300,000
Barclays Capital, Inc., 0.25%, dated 10/31/08, due 11/3/08, repurchase price $1,420,030; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Banks Adjustable Rate Mortgage: 1.43%, due 1/13/10; Federal Home Loan Mortgage Corp., Fixed Rate Mortgage: 5.50%, due 8/1/37 - 4/1/38; Federal National Mortgage Association, Fixed Rate Mortgage: 5.50%, due 6/1/38; Government National Mortgage Association, Fixed Rate Mortgage: 5.00%, due 3/15/38, valued at $1,462,401.	1,420,000	1,420,000
BNP Paribas, 0.20%, dated 10/31/08, due 11/3/08, repurchase price $600,010; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Banks, Fixed Rate Mortgage: 2.63% - 3.38%, due 6/10/09 - 9/10/10; Federal National Mortgage Association, Fixed Rate Mortgages: 3.20% - 6.00%, due 5/6/10 - 5/15/11; valued at $612,001.	600,000	600,000
Deutsche Bank AG, 0.20%, dated 10/31/08, due 11/3/08, repurchase price $1,170,020; fully collateralized by U.S. government agency securities and U.S. treasury securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgages: 4.20% - 5.63%, due 8/19/11 - 8/15/24; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: 5.00% - 5.50%, due 11/1/35 - 6/1/38; Federal National Mortgage Association, Fixed Rate Mortgages: Zero Coupon - 6.12%, due 12/24/08 - 1/15/30; U.S. Treasury Bond Coupon STRIPS, due 2/15/20 - 2/15/28; valued at $1,197,909.	1,170,000	1,170,000
Deutsche Bank AG, 0.25%, dated 10/31/08, due 11/3/08, repurchase price $734,460; fully collateralized by U.S. government agency securities and U.S. treasury securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgages: 4.20% - 5.63%, due 8/19/11 - 8/15/24; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: 5.00% - 5.50%, due 11/1/35 - 6/1/38; Federal National Mortgage Association, Fixed Rate Mortgages: Zero Coupon - 6.12%, due 12/24/08 - 1/15/30; U.S. Treasury Bond Coupon STRIPS, due 2/15/20 - 2/15/28; valued at $751,964.	734,445	734,445
JPMorgan Chase & Co., 0.20%, dated 10/31/08, due 11/3/08, repurchase price $150,002; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.00%, due 2/1/36 - 3/1/38, valued at $154,504.	150,000	150,000
Total Repurchase Agreements (Cost $4,524,445)		4,524,445
Total Investments (101.9%) (Cost $12,456,437)		12,456,437
Liabilities in Excess of Other Assets (-1.9%)		(232,211)
Net Assets (100%)		$12,224,226

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2008.
(e)	The rates shown are the effective yields at the date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of the financial statements.	13

2008 Annual Report

October 31, 2008

Investment Overview (unaudited)

Government Portfolio

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

Performance

For the fiscal year ended October 31, 2008, the Portfolio’s Institutional Share Class had a total return of 2.98%. For the seven-day period ended October 31, 2008, the Portfolio’s Institutional Share Class provided an annualized current yield of 1.43%, while its 30-day moving average annualized yield was 1.54%. Yield quotation more closely reflects the current earnings of the Portfolio than the total return.

Factors Affecting Performance

•

The U.S. economy weakened considerably during the 12-month review period. After rising in the first two quarters of 2008, gross domestic product (GDP) growth fell to -0.3% in the third quarter in a decline which is widely expected to have accelerated into the fourth quarter. Other economic data were even more dispiriting, with employment figures negative for every month of 2008 to date and consumer confidence falling to levels not seen in decades. The residential housing market remained depressed, as home sales and prices continued to decline. These factors led to increasing concerns about a recession even as a decline in commodity and fuel prices in the final weeks of the period failed to boost consumer and business confidence.

•

The weakening economic outlook, coupled with credit and liquidity constraints and mortgage defaults, made for an extremely volatile market throughout the period under review. The Federal Reserve (the “Fed”) and the Treasury made considerable efforts to support both the market and the economy, including a range of innovative programs as well as aggressive reductions in the federal funds target rate and discount rate. These actions were often taken in coordination with central banks across the developed world. At the end of the period, these measures had in part helped to reduce the credit bellwether London Interbank Offered Rate (LIBOR) from its prior record levels, though LIBOR remained well above the Fed’s policy target for federal funds of 1%.

Management Strategies

•	As of October 31, 2008, the Portfolio had net assets of slightly more than $16 billion, and a weighted average maturity of 16 days.

•

Our strategy in managing the Portfolio remained consistent with its long-term focus on maintaining preservation of capital and liquidity. Although the aggressive reductions by the Fed drastically lowered short-term yields, the turmoil and uncertainty in the markets remained in force and indeed worsened over the course of the period. As a result, we concentrated the Portfolio on assets with shorter maturities. We also closely reviewed all of the eligible securities on our purchase list to eliminate unacceptable risks that had come to light, a process which resulted in a significant reduction in the number of approved securities. We will continue to focus closely on this strategy in an effort to maximize liquidity for the Portfolio and its shareholders.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	51.1%
U.S. Government & Agency Securities	48.9
Total Investments	100.0%

2008 Annual Report

October 31, 2008

Portfolio of Investments

Government Portfolio

	Face Amount (000)	Value (000)
U.S. Government & Agency Securities (48.9%)
Federal Farm Credit Bank,
1.03%, 3/11/09 (b)	$225,000	$224,995
1.06%, 5/27/09 (b)	100,000	100,000
1.07%, 11/3/08 (b)	250,000	249,717
1.08%, 7/9/09 (b)	25,000	24,998
1.09%, 11/3/08 - 6/26/09 (b)	110,000	109,976
1.10%, 11/3/08 (b)	50,000	49,993
1.11%, 9/24/09 (b)	100,000	99,982
1.20%, 6/23/09 (b)	60,000	60,000
1.23%, 11/3/08 (b)	34,000	33,991
3.05%, 12/25/08 (b)	50,000	49,982
3.12%, 11/29/08 (b)	13,500	13,497
3.13%, 3/24/09 (b)	19,200	19,196
3.60%, 1/14/09	50,000	50,145
3.75%, 1/15/09	40,549	40,652
4.88%, 4/13/09	5,000	5,061
Federal Home Loan Bank,
0.67%, 6/11/09 (b)	49,000	49,000
0.84%, 2/25/09 (b)	72,000	72,000
1.09%, 2/13/09 (b)	80,000	80,000
1.11%, 12/3/08 - 2/13/09 (b)	175,000	174,998
1.15%, 9/18/09 (b)	50,000	50,000
1.17%, 4/21/09 (b)	50,000	50,000
1.59%, 8/7/09 (b)	100,000	100,000
1.62%, 8/7/09 (b)	75,000	75,000
2.20%, 1/14/09	17,100	17,100
2.22%, 1/2/09	50,000	49,999
2.24%, 12/12/08 (d)	25,000	24,936
2.42%, 11/7/08 (d)	50,000	49,980
2.46%, 11/12/08 (d)	24,980	24,961
2.49%, 11/19/08 (d)	30,000	29,963
2.50%, 1/22/09	50,000	49,979
2.52%, 12/5/08 (d)	60,000	59,857
2.54%, 12/3/08 (d)	100,000	99,774
2.58%, 11/26/08 (b)	200,000	200,001
2.60%, 5/20/09 (b)	100,000	99,974
2.62%, 5/13/09 - 6/11/09 (b)	300,000	300,057
2.64%, 12/8/09 (b)	40,000	39,982
2.65%, 2/27/09	129,000	129,189
2.65%, 8/15/09 (b)	358,200	358,108
2.66%, 12/15/08 (b)	4,000	4,000
2.69%, 2/18/09 (b)	200,000	200,000
2.70%, 3/17/09	25,000	25,000
2.75%, 2/20/09 - 2/25/09	111,600	111,600
2.76%, 2/11/09	80,000	80,000
2.77%, 2/19/10 (b)	167,000	166,945
2.80%, 2/6/09 - 2/25/09	100,600	100,600
2.90%, 2/27/09	15,000	15,000
3.10%, 12/1/08 (d)	13,000	12,966
3.19%, 8/27/09 (b)	50,000	49,992
3.20%, 1/5/09 (d)	12,000	11,931
3.20%, 8/27/09 (b)	75,000	75,000
3.44%, 12/23/09 (b)	95,000	94,948
3.63%, 11/14/08	32,000	32,014
3.83%, 12/3/08 (b)	50,000	50,000
3.86%, 10/2/09 (b)	20,000	19,995
3.94%, 8/6/09 (b)	150,000	149,983
4.16%, 7/7/09 (b)	75,000	75,000
4.20%, 8/10/09 (b)	150,000	149,985
4.27%, 7/17/09 (b)	100,000	100,000
4.31%, 11/14/08	25,000	25,018
4.34%, 12/12/08 (b)	44,500	44,500
4.38%, 11/13/08	15,000	15,010
4.38%, 12/19/08 (j)	3,800	3,800
4.44%, 8/13/09 (b)	100,000	100,000
4.46%, 7/16/09 (b)	190,000	190,008
4.63%, 11/21/08	25,000	25,028
4.63%, 4/14/09 (b)	84,000	84,000
4.75%, 12/12/08	4,140	4,150
5.00%, 12/12/08	12,420	12,453
5.25%, 12/24/08 - 3/13/09	35,540	35,764
5.40%, 1/21/09	47,000	47,326
Federal Home Loan Mortgage Corp.,
2.11%, 12/29/08 (d)	100,000	99,660
2.39%, 12/8/08 (d)	20,000	19,951
2.42%, 11/7/08 (d)	17,997	17,990
2.43%, 11/18/08 - 11/24/08 (d)	130,000	129,829
2.44%, 11/12/08 (d)	27,977	27,956
2.49%, 12/15/08 (d)	75,000	74,772
2.50%, 12/19/08 (d)	23,480	23,402
2.51%, 12/16/08 (d)	99,500	99,188
2.56%, 12/22/08 (d)	47,544	47,372
2.78%, 2/17/09 (d)	25,000	24,791
2.90%, 12/26/08 (d)	75,000	74,668
3.05%, 7/16/09	18,985	18,985
3.17%, 9/28/09 (b)	155,000	154,957
4.02%, 10/8/09 (b)	175,000	174,965
4.03%, 10/7/09 (b)	80,000	80,015
4.21%, 10/19/09 (b)	100,000	99,973
4.25%, 9/18/09 (b)	221,200	221,244
4.36%, 12/16/09 (b)	70,000	69,980
4.63%, 12/19/08	6,392	6,409
4.75%, 3/5/09	50,000	50,451
4.88%, 2/17/09	20,000	20,144
5.00%, 1/16/09	25,000	25,141
Federal National Mortgage Association,
1.10%, 1/9/09 (b)	75,000	75,000
2.52%, 12/26/08 (d)	155,425	154,827
2.69%, 1/28/09 (d)	49,000	48,678
2.75%, 3/31/09 (d)	25,000	24,714
2.89%, 12/17/08 - 12/22/08 (d)	95,316	94,969
3.20%, 11/28/08	20,000	20,010
3.38%, 12/15/08	132,086	132,222
3.88%, 11/17/08	10,100	10,107
4.00%, 1/26/09	56,040	56,278
5.25%, 1/15/09	200,636	201,747
6.00%, 1/23/09	17,028	17,123

The accompanying notes are an integral part of the financial statements.	15

2008 Annual Report

October 31, 2008

Portfolio of Investments (cont’d)

Government Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Government & Agency Securities (cont’d)
Tennessee Valley Authority,
5.38%, 11/13/08	$38,000	$38,035
Total U.S. Government & Agency Securities (Cost $7,864,612)		7,864,612
Repurchase Agreements (51.0%)
Banc of America LLC, 0.15%, dated 10/31/08, due 11/3/08, repurchase price $800,010; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage: 5.50%, due 6/1/35; Federal National Mortgage Association, Fixed Rate Mortgage: 5.00%, due 4/1/35, valued at $824,000.	800,000	800,000
Barclays Capital, Inc., 0.25%, dated 10/31/08, due 11/3/08, repurchase price $2,297,048; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: 5.50%, due 6/1/36 - 1/1/38; Federal National Mortgage Association, Fixed Rate Mortgages: 5.50% - 6.00%, due 6/1/38; Government National Mortgage Association, Fixed Rate Mortgage: 5.00%, due 3/15/38, valued at $2,365,910.	2,297,000	2,297,000
BNP Paribas, 0.25%, dated 10/31/08, due 11/3/08, repurchase price $230,005; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 4.24% - 6.07%, due 8/1/36 - 3/1/38; Federal National Mortgage Association, Adjustable Rate Mortgages: 5.24% - 5.63%, due 11/1/34 - 6/1/38, valued at $236,900.	230,000	230,000
Credit Suisse USA LLC, 2.25%, dated 9/9/08, due 11/7/08, repurchase price $100,369; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.00% - 6.50%, due 6/1/15 - 10/1/38, valued at $103,001.	100,000	100,000
Credit Suisse USA LLC, 2.32%, dated 9/8/08, due 12/8/08, repurchase price $100,586; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.00% - 6.50%, due 9/1/19 - 10/1/38, valued at $103,002.	100,000	100,000
Deutsche Bank Securities, Inc., 0.20%, dated 10/31/08, due 11/3/08, repurchase price $730,012; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Banks, Fixed Rate Mortgages: 4.38% - 5.35%, due 6/15/10 - 10/22/10; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: 5.00% - 5.50%, due 5/1/36 - 4/1/38; Federal National Mortgage Association, Fixed Rate Mortgages: Zero Coupon - 6.25%, due 12/22/08 - 4/18/36, valued at $750,163.	730,000	730,000
Deutsche Bank Securities, Inc., 0.25%, dated 10/31/08, due 11/3/08, repurchase price $2,352,004; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Banks, Fixed Rate Mortgages: 4.38% - 5.35%, due 6/15/10 - 10/22/10; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: 5.00% - 5.50%, due 5/1/36 - 4/1/38; Federal National Mortgage Association, Fixed Rate Mortgages: Zero Coupon - 6.25%, due 12/22/08 - 4/18/36, valued at $2,416,416.	2,351,955	2,351,955
Goldman Sachs & Co., 0.20%, dated 10/31/08, due 11/3/08, repurchase price $1,000,017; fully collateralized by U.S. government agency securities at the date of this Portfolio as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: 4.50% - 7.00%, due 3/1/19 - 10/1/38; Federal National Mortgage Association, Fixed Rate Mortgages: 4.50% - 7.00%, due 5/1/17 - 10/1/38, valued at $1,030,000.	1,000,000	1,000,000
HSBC Securities USA, Inc., 0.25%, dated 10/31/08, due 11/3/08, repurchase price $600,013; fully collateralized by U.S. government agency securities and U.S. treasury securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: 3.00% - 10.00%, due 1/1/09 - 12/1/47; Federal National Mortgage Association, Fixed Rate Mortgage: 5.50%, due 3/1/38; U.S. Treasury Bill, 1.34%, due 10/22/09; U.S. Treasury Notes, 1.75% - 4.75%, due 11/15/10 - 8/15/17, valued at $615,042.	600,000	600,000
Total Repurchase Agreements (Cost $8,208,955)		8,208,955
Total Investments (99.9%) (Cost $16,073,567)		16,073,567
Other Assets in Excess of Liabilities (0.1%)		11,204
Net Assets (100%)		$16,084,771

(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2008.
(d)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(j)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2008. Maturity date disclosed is the ultimate maturity date.

16	The accompanying notes are an integral part of the financial statements.

2008 Annual Report

October 31, 2008

Investment Overview (unaudited)

Government Securities Portfolio

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government.

Performance

For the period from March 19, 2008 (commencement of operations) to October 31, 2008, the Portfolio’s Institutional Share Class had a total return of 1.27%. For the seven-day period ended October 31, 2008, the Portfolio’s Institutional Share Class provided an annualized current yield of 1.03%, while its 30-day moving average annualized yield was 1.35%. Yield quotation more closely reflects the current earnings of the Portfolio than the total return.

Factors Affecting Performance

•

The U.S. economy weakened considerably during the 12-month review period. After rising in the first two quarters of 2008, gross domestic product (GDP) growth fell to -0.3% in the third quarter in a decline which is widely expected to have accelerated into the fourth quarter. Other economic data were even more dispiriting, with employment figures negative for every month of 2008 to date and consumer confidence falling to levels not seen in decades. The residential housing market remained depressed, as home sales and prices continued to decline. These factors led to increasing concerns about a recession even as a decline in commodity and fuel prices in the final weeks of the period failed to boost consumer and business confidence.

•

The weakening economic outlook, coupled with credit and liquidity constraints and mortgage defaults, made for an extremely volatile market throughout the period under review. The Federal Reserve (the “Fed”) and the Treasury made considerable efforts to support both the market and the economy, including a range of innovative programs as well as aggressive reductions in the federal funds target rate and discount rate. These actions were often taken in coordination with central banks across the developed world. At the end of the period, these measures had in part helped to reduce the credit bellwether London Interbank Offered Rate (LIBOR) from its prior record levels, though LIBOR remained well above the Fed’s policy target for federal funds of 1%.

Management Strategies

•	As of October 31, 2008, the Portfolio had net assets of slightly more than $604 million, and a weighted average maturity of 8 days.

•

Our strategy in managing the Portfolio remained consistent with its long-term focus on maintaining preservation of capital and liquidity. Although the aggressive reductions by the Fed drastically lowered short-term yields, the turmoil and uncertainty in the markets remained in force and indeed worsened over the course of the period. As a result, we concentrated the Portfolio on assets with shorter maturities. We also closely reviewed all of the eligible securities on our purchase list to eliminate unacceptable risks that had come to light, a process which resulted in a significant reduction in the number of approved securities. We will continue to focus closely on this strategy in an effort to maximize liquidity for the Portfolio and its shareholders.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Government & Agency Securities	85.1%
U.S. Treasury Security	14.9
Total Investments	100.0%

2008 Annual Report

October 31, 2008

Portfolio of Investments

Government Securities Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Government & Agency Securities (85.0%)
Federal Farm Credit Bank,
0.85%, 11/12/08 (d)	$2,770	$2,769
1.07%, 11/3/08 - 7/22/09 (b)	4,500	4,483
1.11%, 9/24/09 (b)	25,000	24,996
1.23%, 11/3/08 (b)	1,000	1,000
2.08%, 11/21/08 (d)	1,623	1,621
2.42%, 11/7/08 (d)	3,700	3,698
2.68%, 11/12/08 (b)	750	750
3.12%, 11/29/08 (b)	1,500	1,500
3.13%, 3/24/09 (b)	4,000	3,999
Federal Home Loan Bank,
0.05%, 11/4/08 (d)	15,942	15,942
0.10%, 11/13/08 (d)	32,000	31,999
0.31%, 11/3/08 (d)	180,230	180,227
0.33%, 11/10/08 (d)	14,351	14,350
0.66%, 6/11/09 (b)	1,000	1,000
0.70%, 11/6/08 (d)	25,000	24,998
0.84%, 2/25/09 (b)	3,000	3,000
1.10%, 11/5/08 (d)	3,200	3,200
1.35%, 11/14/08 (d)	16,800	16,792
1.39%, 11/7/08 (d)	59,412	59,398
2.18%, 11/18/08 (d)	5,623	5,617
2.21%, 12/10/08 (d)	5,000	4,988
2.25%, 12/12/08 (d)	5,000	4,987
2.50%, 3/17/09	5,000	5,002
2.52%, 1/28/09 (d)	3,300	3,280
2.60%, 11/13/08 (b)	7,500	7,500
2.65%, 8/5/09 (b)	24,000	23,999
2.76%, 12/3/08 (d)	3,783	3,774
2.77%, 11/19/08 (b)	6,000	5,998
2.81%, 12/2/08 (b)	5,000	4,999
3.11%, 12/1/08 (d)	2,000	1,995
3.15%, 1/16/09 (d)	4,342	4,313
3.63%, 11/14/08	1,600	1,601
3.99%, 9/4/09 (b)	17,500	17,499
4.25%, 11/5/08	2,000	2,000
4.31%, 11/14/08	5,000	5,004
4.38%, 11/13/08	2,000	2,001
4.44%, 8/13/09 (b)	1,100	1,100
4.63%, 11/21/08	715	716
4.75%, 12/12/08	1,500	1,504
5.02%, 11/7/08	545	545
5.13%, 12/29/08	870	873
5.25%, 11/14/08 - 12/24/08	3,995	4,004
Tennessee Valley Authority,
5.38%, 11/13/08	5,140	5,145
Total U.S. Government & Agency Securities (Cost $514,166)		514,166
U.S. Treasury Security (14.9%)
U.S. Treasury Bill,
0.04%, 11/6/08 (Cost $89,999) (h)	90,000	89,999
Total Investments (99.9%) (Cost $604,165)		604,165
Other Assets in Excess of Liabilities (0.1%)		316
Net Assets (100%)		$604,481

(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2008.
(d)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(h)	Rates shown are the yield to maturity at October 31, 2008.

18	The accompanying notes are an integral part of the financial statements.

2008 Annual Report

October 31, 2008

Investment Overview (unaudited)

Treasury Portfolio

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities.

Performance

For the fiscal year ended October 31, 2008, the Portfolio’s Institutional Share Class had a total return of 2.25%. For the seven-day period ended October 31, 2008, the Portfolio’s Institutional Share Class provided an annualized current yield of 0.29%, while its 30-day moving average annualized yield was 0.28%. Yield quotation more closely reflects the current earnings of the Portfolio than the total return.

Factors Affecting Performance

•

The U.S. economy weakened considerably during the 12-month review period. After rising in the first two quarters of 2008, gross domestic product (GDP) growth fell to -0.3% in the third quarter in a decline which is widely expected to have accelerated into the fourth quarter. Other economic data were even more dispiriting, with employment figures negative for every month of 2008 to date and consumer confidence falling to levels not seen in decades. The residential housing market remained depressed, as home sales and prices continued to decline. These factors led to increasing concerns about a recession even as a decline in commodity and fuel prices in the final weeks of the period failed to boost consumer and business confidence.

•

The weakening economic outlook, coupled with credit and liquidity constraints and mortgage defaults, made for an extremely volatile market throughout the period under review. The Federal Reserve (the “Fed”) and the Treasury made considerable efforts to support both the market and the economy, including a range of innovative programs as well as aggressive reductions in the federal funds target rate and discount rate. These actions were often taken in coordination with central banks across the developed world. At the end of the period, these measures had in part helped to reduce the credit bellwether London Interbank Offered Rate (LIBOR) from its prior record levels, though LIBOR remained well above the Fed’s policy target for federal funds of 1%.

Management Strategies

•	As of October 31, 2008, the Portfolio had net assets of slightly more than $9.5 billion, and a weighted average maturity of 14 days.

•

Our strategy in managing the Portfolio remained consistent with its long-term focus on maintaining preservation of capital and liquidity. Although the aggressive reductions by the Fed drastically lowered short-term yields, the turmoil and uncertainty in the markets remained in force and indeed worsened over the course of the period. As a result, we concentrated the Portfolio on assets with shorter maturities. We also closely reviewed all of the eligible securities on our purchase list to eliminate unacceptable risks that had come to light, a process which resulted in a significant reduction in the number of approved securities. We will continue to focus closely on this strategy in an effort to maximize liquidity for the Portfolio and its shareholders.

Portfolio Composition

Percentage of
Classification	Total Investments
Repurchase Agreements	88.8%
U.S. Treasury Securities	11.2
Total Investments	100.0%

2008 Annual Report

October 31, 2008

Portfolio of Investments

Treasury Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Securities (11.2%)
U.S. Treasury Bills,
0.71%, 11/28/08 (h)	$100,000	$99,945
1.18%, 3/19/09 (h)	300,000	298,655
1.26%, 2/26/09 (h)	200,000	199,187
1.49%, 11/6/08 (h)	100,000	99,976
1.50%, 3/26/09 (h)	250,000	248,510
1.91%, 12/4/08 (h)	50,000	49,911
2.25%, 12/26/08 (h)	25,000	24,914
U.S. Treasury Note,
4.88%, 6/30/09	50,000	50,906
Total U.S. Treasury Securities (Cost $1,072,004)		1,072,004
Repurchase Agreements (88.8%)
Banc of America LLC, 0.10%, dated 10/31/08, due 11/3/08, repurchase price $906,008; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 8.75%, due 8/15/20; U.S. Treasury Notes, 4.50% - 6.50%, due 2/15/10 - 5/15/17, valued at $924,120.	906,000	906,000
Barclays Capital, Inc., 0.15%, dated 10/31/08, due 11/3/08, repurchase price $1,600,020; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 6.88%, due 8/15/25; U.S. Treasury Notes, 3.88% - 5.50%, due 5/15/09 - 7/31/11, valued at $1,632,000.	1,600,000	1,600,000
Barclays Capital, Inc., 2.10%, dated 8/25/08, due 2/20/09, repurchase price $50,522; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 4.50%, due 9/30/11, valued at $51,000.	50,000	50,000
BNP Paribas, 0.15%, dated 10/31/08, due 11/3/08, repurchase price $690,009; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 4.00% - 4.38%, due 11/15/08 - 9/30/09, valued at $703,800.	690,000	690,000
Credit Suisse Securities USA LLC, 0.15%, dated 10/31/08, due 11/3/08, repurchase price $1,000,013; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, 6.25% - 7.50%, due 11/15/16 - 8/15/23, valued at $1,020,009.	1,000,000	1,000,000
Credit Suisse Securities USA LLC, 2.05%, dated 8/11/08, due 11/17/08, repurchase price $50,251; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Bill, 1.21%, due 8/27/09, valued at $51,000.	50,000	50,000
Deutsche Bank Securities, Inc., 0.10%, dated 10/31/08, due 11/3/08, repurchase price $2,280,664; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bill, 0.42%, due 12/18/08; U.S. Treasury Bond, 11.75%, due 11/15/14; U.S. Treasury Bond Principal STRIPS, due 8/15/23; U.S. Treasury Inflation Indexed Bonds, 0.63% - 3.63%, due 4/15/13 - 4/15/28; U.S. Treasury Note, 4.50%, due 4/30/09, valued at $2,326,258.	2,280,645	2,280,645
HSBC Securities USA, Inc., 0.10%, dated 10/31/08, due 11/3/08, repurchase price $600,005; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, 7.88% - 8.00%, due 2/15/21 - 11/15/21; U.S. Treasury Note, 4.88%, due 8/15/09, valued at $612,006.	600,000	600,000
JPMorgan Securities, Inc., 0.10%, dated 10/31/08, due 11/3/08, repurchase price $800,007; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 4.75%, due 2/15/37; U.S. Treasury Note, 2.13%, due 4/30/10, valued at $816,005.	800,000	800,000
UBS Securities LLC, 0.10%, dated 10/31/08, due 11/3/08, repurchase price $190,002; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 2.75%, due 10/31/13, value at $193,802.	190,000	190,000
UBS Securities LLC, 0.20%, dated 10/31/08, due 11/3/08, repurchase price $350,006; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 2.75% - 4.00%, due 10/31/13 - 2/15/15, valued at $357,000.	350,000	350,000
Total Repurchase Agreements (Cost $8,516,645)		8,516,645
Total Investments (100.0%) (Cost $9,588,649)		9,588,649
Liabilities in Excess of Other Assets (0.0%)		(2,219)
Net Assets (100%)		$9,586,430

(h)	Rates shown are the yield to maturity at October 31, 2008.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

20	The accompanying notes are an integral part of the financial statements.

2008 Annual Report

October 31, 2008

Investment Overview (unaudited)

Treasury Securities Portfolio

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury. Such obligations are backed by the full faith and credit of the U.S. government.

Performance

The Portfolio’s total return and 30 day moving average annualized yield is not available due to the recent inception of the Portfolio on October 7, 2008. For the seven-day period ended October 31, 2008, the Portfolio’s Institutional Share Class provided an annualized current yield of 0.06%.

Portfolio Composition

Percentage of
Classification	Total Investments
U.S. Treasury Securities	100.0%
Total Investments	100.0%

21

2008 Annual Report

October 31, 2008

Portfolio of Investments

Treasury Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (99.9%)
U.S. Treasury Bills,
0.10%, 11/20/08 (h)	$14,000	$13,999
0.11%, 11/6/08 (h)	112,550	112,548
0.22%, 11/13/08 (h)	175,000	174,986
0.26%, 11/28/08 (h)	25,000	24,995
Total U.S. Treasury Securities (Cost $326,528)		326,528
Total Investments (99.9%) (Cost $326,528)		326,528
Other Assets in Excess of Liabilities (0.1%)		290
Net Assets (100%)		$326,818

(h)	Rates shown are the yield to maturity at October 31, 2008.

22	The accompanying notes are an integral part of the financial statements.

2008 Annual Report

October 31, 2008

Investment Overview (unaudited)

Tax-Exempt Portfolio

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. The Portfolio may invest a portion of its total assets in bonds that may subject certain investors to the federal Alternative Minimum Tax (AMT). Investors should consult their tax adviser for further information on tax implications.

Performance

For the fiscal year ended October 31, 2008, the Portfolio’s Institutional Share Class had a total return of 2.44%. For the seven-day period ended October 31, 2008, the Portfolio’s Institutional Share Class provided an annualized current yield of 1.58%, while its 30-day moving average annualized yield was 2.43%. Yield quotation more closely reflects the current earnings of the Portfolio than the total return.

Factors Affecting Performance

•                  Unprecedented capital markets volatility roiled the municipal bond and money markets for much of the 12-month reporting period. In response to mounting liquidity and credit problems, the government undertook a series of measures through the Federal Reserve and the Treasury. These measures incorporated a range of traditional and innovative steps taken to help restore the orderly functioning of credit markets, including a reduction of the federal funds target rate from 3.5% to 1% by the end of the period, but as of the end of the period had met with limited success.

•                  Against the backdrop of a slowing economy, municipal government budget-related pressures began to become a more prominent concern, with governments seeking tax hikes and tightening belts in the face of significant taxpayer resistance. The pace of new issuance slowed overall, but restructuring of troubled auction rate securities and debt insured by “monoline” insurers such as Ambac and MBIA remained a significant component of the financing calendar. In the tax-free money market, variable-rate yields fluctuated widely in the final months of the period.

•                  While the broader market remained volatile and investor confidence was low at the end of the reporting period, in our judgment, the municipal market appears to be headed in a more positive direction.

Management Strategies

•                  Protecting the safety and liquidity of the Portfolio’s assets remained our first priority. In the recent turbulent markets, our emphasis has been on managing exposure to institutions under stress. To that end, we remained focused on tax-exempt securities, including Variable Rate Demand Obligations (VRDOs), where our credit and risk teams have confidence in the quality of the issuer, the structure of the program, and the financial strength of the supporting institutions. We also identified and eliminated any securities insured by the troubled monoline insurers that do not have the benefit of additional guarantees or protection, such as the presence of an irrevocable Letter of Credit.

•                  As of the end of the period, the Portfolio had net assets of approximately $3.2 billion and a weighted average maturity of 36 days. Roughly 60% of the Portfolio was invested VRDO, 5% in tax-exempt commercial paper and 11% in fixed-rate municipal notes. The Portfolio had no exposure to municipal auction rate securities.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	50.4%
Municipal Bonds & Notes	11.4
Daily Variable Rate Bonds	9.7
Other*	9.0
Short-Term Investment	19.5
Total Investments	100.0%

*  Investment types which do not appear in the above table, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

23

2008 Annual Report

October 31, 2008

Portfolio of Investments

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Tax-Exempt Instruments (80.1%)
Annual Bonds (1.5%)
Illinois Educational Facilities Authority, University of Chicago, Series B-1,
1.85%, 7/1/36(b)	$5,700	$5,700
Massachusetts Health & Educational Facilities Authority, Northeastern University, Series T-1,
2.25%, 10/1/37 (b)	44,000	44,000
		49,700
Commercial Paper (4.6%)(e)
Hillsborough County, FL, Series 2002 A,
1.70%, 3/19/09	17,000	17,000
Illinois Development Finance Authority, Loyola University, 1.75%, 1/6/09	6,000	6,000
Illinois Finance Authority, IL, Hospital Sisters Services, Series 2008 A,
1.90%, 11/4/08	10,000	10,000
Intermountain Power Agency, UT, 1997 Series B-1,
1.55%, 11/13/08	20,000	20,000
Massachusetts Health & Educational Facilities Authority, Harvard University, Series EE,
1.60%, 12/4/08	15,000	15,000
1.63%, 2/5/09	12,834	12,834
1.80%, 2/5/09	10,000	10,000
San Antonio, TX, Water System, Series 2001 A,
1.65%, 11/13/08	23,000	23,000
Tennessee School Bond Authority, Higher Educational Facilities, Series 1997 A,
1.70%, 12/4/08	14,100	14,100
Texas A&M University, Series B,
1.55%, 2/5/09	10,000	10,000
University of Texas Regents, Permanent University Fund Notes, Series 2007 A,
1.60%, 11/12/08	7,000	7,000
University of Texas Regents, Permanent University Fund, Series A,
1.65%, 2/5/09	3,000	3,000
		147,934
Daily Variable Rate Bonds (12.1%)
California Statewide Communities Development Authority, John Muir Health, Series 2008 A,
0.95%, 8/15/36	5,000	5,000
Chicago, IL, Refinancing, Series 2007 E,
1.10%, 1/1/42	8,000	8,000
1.20%, 1/1/42	2,000	2,000
Chicago, IL, Second Lien Wastewater Transmission Subseries, Series 2008 C-2,
1.25%, 1/1/39	5,500	5,500
Denver City & County, CO, Series 2008 A1 COPs,
1.25%, 9/1/29	15,000	15,000
Harris County Cultural Education Facilities Financing Corp., TX, Methodist Hospital System, Series 2008 C-1,
1.60%, 12/1/24 - 12/1/27 (b)	76,280	76,280
Harris County Health Facilities Development Corp., TX, Methodist Hospital System, Series 2008 A-2,
1.10%, 12/1/41	12,600	12,600
Kentucky Public Energy Authority Inc, Gas Supply, Series 2006 A,
0.80%, 8/1/16	140,000	140,000
Massachusetts Development Finance Agency, Boston University, Series U-6A,
0.70%, 10/1/42	21,750	21,750
Massachusetts Health & Educational Facilities Authority, Harvard University, Series 1999 R,
0.70%, 11/1/49	32,450	32,450
Montgomery County Public Building Authority, TN, Pooled Financing, Series 2006,
0.80%, 2/1/36	11,585	11,585
New York City Industrial Development Agency, NY, One Bryant Park LLC, Series 2004 B,
0.70%, 11/1/39	5,000	5,000
North Carolina Medical Care Commission, Wake Forest University Health Sciences, Series 2008 D,
0.80%, 7/1/34	6,000	6,000
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System, Series 2008 B-1,
1.10%, 1/1/43	10,000	10,000
Southeast Alabama Gas District, Supply, Series 2007 A,
0.80%, 8/1/27	35,000	35,000
		386,165
Municipal Bonds & Notes (11.4%)
American Municipal Power - Ohio Inc, OH, Prairie Street, Series 2008 BANs,
3.50%, 4/1/09	16,900	16,984
Charleston County School District, SC, Series 2008 TANs,
2.50%, 4/1/09	10,000	10,041
Galloway Township, NJ, Series 2008 BANs,
3.00%, 9/11/09	2,000	2,016
Greater Southern Tier Board of Cooperative Educational Services, NY, Supervisory District, Series 2008 RANs,
2.75%, 6/30/09	13,000	13,052
Greene County, OH, Certificates of Indebtedness, Series 2008 E,
2.50%, 5/19/09	2,440	2,450
Harris County, TX, Series 2008 TANs,
3.00%, 2/26/09	14,000	14,046
Idaho, Series 2008 TANs,
3.00%, 6/30/09	22,500	22,687
Indiana Bond Bank, Midyear Funding Notes, Series 2008 A,
3.00%, 5/28/09	7,000	7,055
Lucas County, OH, Series 2008 BANs,
3.00%, 7/30/09	2,000	2,019

24	The accompanying notes are an integral part of the financial statements.

2008 Annual Report

October 31, 2008

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Municipal Bonds & Notes (cont’d)
New Bedford, MA, Series 2008 RANs,
2.75%, 6/30/09	$3,000	$3,009
Oregon, Series 2008 A TANs,
3.00%, 6/30/09	12,000	12,101
Patchogue-Medford Union Free School District, NY Series 2008 TANs,
4.00%, 6/24/09	10,000	10,101
Pioneer Valley Transit Authority, MA, Series 2008 RANs,
3.00%, 7/30/09	10,000	10,038
Poughkeepsie Town, NY, Series 2008 BANs,
2.75%, 3/20/09	3,000	3,010
South Carolina Association of Governmental Organizations, Series 2008 A COPs,
3.00%, 4/15/09	24,000	24,156
South Carolina Association of Governmental Organizations, Series 2008 C COPs,
3.00%, 3/2/09	24,000	24,117
St Louis, MO, General Fund, Series 2008 TRANs,
3.25%, 6/30/09	4,600	4,644
Texas, Series 2008 TRANs,
3.00%, 8/28/09	120,000	121,338
Wichita, KS, Renewal & Improvement Temporary Notes, Series 224,
3.00%, 2/19/09	30,000	30,133
Wisconsin, Operating Notes, Series 2008,
3.00%, 6/15/09	27,000	27,214
Worcester Regional Transit Authority, MA, Series 2008 RANs,
3.25%, 6/26/09	4,950	4,966
		365,177
Semi Annual Bonds (0.3%)
Lower Neches Valley Authority, TX, Chevron USA, Inc., Series 1987,
1.70%, 2/15/17 (b)	10,000	10,000
Weekly Variable Rate Bonds (50.2%)
Alaska Housing Finance Corp., Home Mortgage, Series 2007 A,
1.70%, 12/1/41	20,000	20,000
Albuquerque, NM, Albuquerque Academy, Series 2002,
1.85%, 10/15/16	16,765	16,765
Austin Trust, FL, Jacksonville Sales Tax, Series 2003, Custody Receipts, Series 2008-3005X (MBIA),
3.32%, 10/1/27	8,975	8,975
Austin Trust, NC, Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare, Series 2008 A, Custody Receipts, Series 2008-1149,
1.82%, 7/15/32	6,065	6,065
Austin Trust, NV, Clark County, Series 2008, Custody Receipts, Series 2008-1171,
1.82%, 12/1/31	9,770	9,770
Birmingham Public Educational Building Authority, AL, University of Alabama Student Housing, Series 2005 A,
2.34%, 7/1/37	11,775	11,775
Bucks County Industrial Development Authority, PA, Pennswood Village, Series 2007 A,
1.80%, 10/1/34	5,100	5,100
Cabell County, WV, Marshall University, Series 2007 A,
2.34%, 7/1/39	27,000	27,000
California, Economic Recovery, Series 2004 C-11,
1.00%, 7/1/23	48,740	48,740
Central Utah Water Conservancy District, Series 2008 B,
1.85%, 4/1/32	25,000	25,000
Charlotte-Mecklenburg Hospital Authority, NC, Carolinas HealthCare System, Series 2007 C,
1.50%, 1/15/37	4,035	4,035
Chesapeake Hospital Authority, VA, Chesapeake General Hospital, Series 2001 A,
1.85%, 7/1/31	800	800
Chicago Board of Education, IL, Series 2008 C, Eagle #20080049, Class A (FSA),
2.57%, 12/1/32	32,100	32,100
Chicago, IL, Refinancing, Series 2008 A ROCs II-R, Series 8099,
1.85%, 1/1/16	5,600	5,600
Cleveland, OH, Water 2007, Series O, Eagle #20070085 Class A (MBIA),
2.01%, 1/1/37	14,850	14,850
Colorado Educational & Cultural Facilities Authority, Gaston Christian Schools, Inc., Series 2007,
1.75%, 7/1/37	9,895	9,895
Colorado Educational & Cultural Facilities Authority, Pueblo Serra Worship Holdings, Series 2006,
1.78%, 3/1/37	15,700	15,700
Colorado Educational & Cultural Facilities Authority, Valor Christian Schools, Series 2007,
1.75%, 11/1/38	20,000	20,000
Colorado Health Facilities Authority, Exempla Northwest Medical Center, Series 2002 A ROCs II-R, Series 10328CE,
1.83%, 11/15/27	18,060	18,060
Colorado Springs, CO, Utilities System Sub Lien, Series 2007 A,
2.45%, 11/1/37	85	85
Columbus, OH, Sewer, Series 2008 B,
1.56%, 6/1/32	5,850	5,850
Cypress-Fairbanks Independent School District, TX, Series 2007 ROCs II-R, Series 11164,
1.85%, 2/15/15	20,940	20,940

The accompanying notes are an integral part of the financial statements.	25

2008 Annual Report

October 31, 2008

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Dallas Area Rapid Transit, TX, Sales Tax, Series 2008 PUTTERs, Series 3046,
1.83%, 6/1/16	$5,260	$5,260
Dayton-Montgomery County Port Authority, OH, CareSource, Series 2007 A,
2.10%, 11/15/28	17,000	17,000
Derry Township Industrial & Commercial Development Authority, PA, Hotel Tax Arena, Series 2000,
1.68%, 11/1/30	6,600	6,600
Fairfax County Industrial Development Authority, VA, Inova Health System Foundation, Series 2000,
1.50%, 1/1/30	19,400	19,400
Fayette County Hospital Authority, GA, Fayette Community Hospital, Series 2007,
1.85%, 6/1/37	15,000	15,000
FIU Athletics Finance Corp., FL, Football Stadium Project, Series 2007,
2.37%, 3/1/33	14,000	14,000
Franklin County, OH, Ohio Health Corp., Series 2008 A,
1.47%, 11/15/33	50,000	50,000
Fulton County Development Authority, GA, Georgia Tech Facilities, Inc., Series 2008 A,
1.75%, 5/1/37	3,500	3,500
1.80%, 6/1/32	9,400	9,400
Fulton County Development Authority, GA, Piedmont Healthcare, Inc., Series 2005,
1.85%, 6/1/35	23,000	23,000
Gainesville & Hall County Hospital Authority, GA, Northeast Georgia Health System Inc., Series 2008 H,
1.75%, 5/1/29	1,900	1,900
Harris County Hospital District, TX, Senior Lien, Series 2007 ROCs II-R, Series 12075 (MBIA),
1.95%, 8/15/10	21,075	21,075
Harris County Industrial Development Corp., TX, Baytank, Inc., Series 1998,
1.80%, 2/1/20	13,600	13,600
Houston, TX, Airport System, Sub Series 2007 B, Eagle #20070117, Class A (FSA),
2.57%, 7/1/32	26,000	26,000
Houston, TX, Water & Sewer Systems, Series 2002 A PUTTERS, Series 2786 (FSA) (Prerefunded),
2.57%, 7/24/10	10,035	10,035
Illinois Development Finance Authority, IL, Museum of Contemporary Art, Series 1994,
1.80%, 2/1/29	31,700	31,700
Illinois Development Finance Authority, Young Men’s Christian Association of Metropolitan Chicago, Series 2001,
1.80%, 6/1/29	4,900	4,900
Illinois Finance Authority, Loyola University Health System, Series 2006 C, Series 2006 C,
1.83%, 4/1/41	11,500	11,500
Illinois Housing Development Authority, Village Center Development, Series 2004,
2.10%, 3/1/20	6,660	6,660
Illinois International Port District, Series 2003,
2.23%, 1/1/23	3,500	3,500
Illinois Toll Highway Authority, Toll Highway Senior Priority, Series 2006 A-2, Eagle #20070152, Class A (FSA),
2.34%, 1/1/31	21,000	21,000
Indiana Development Finance Authority, IN, The Culver Educational Foundation, Series 1997,
1.78%, 1/1/32	13,300	13,300
Indiana Health & Educational Facility Financing Authority, IN, University of Evansville, Series 2007,
2.10%, 12/1/31	20,000	20,000
Indiana Health Facility Financing Authority, Community Health Network, Series 2005 C,
2.10%, 5/1/35	9,700	9,700
Indianapolis Local Public Improvement Bond Bank, IN, Series 2002 A PUTTERS, Series 2787 (MBIA) (Prerefunded),
1.82%, 6/18/14	13,995	13,995
Infirmary Health System Special Care Facilities, Financing Authority of Mobile, AL, Series 2006 B,
2.25%, 2/1/40	6,100	6,100
Iowa Finance Authority, CHF-Des Moines LLC, Series 2007 A,
1.79%, 6/1/39	19,335	19,335
Jackson Health Educational & Housing Facility Board, TN, Union University, Series 2005,
1.85%, 7/1/19	5,860	5,860
James City County Economic Development Authority, VA, Virginia United Methodist Homes of Williamsburg, Series 2007 C,
1.50%, 7/1/17	29,970	29,970
Kansas City Industrial Development Authority, MO, The Ethans Apartments, Series 2004,
1.84%, 2/1/39	22,000	22,000
Knox County Health Educational & Housing Facility Board, TN, Webb School of Knoxville, Series 2006,
1.85%, 8/1/26	16,100	16,100
Lower Alabama Gas District, Gas Supply, Series 2007 A,
1.25%, 11/1/27	30,000	30,000
Madisonville, KY, Trover Clinic Foundation, Inc., Series 2006 (AGC),
1.92%, 11/1/36	6,685	6,685
Maryland Health & Higher Educational Facilities Authority, Catholic Health Initiatives, Series 1997 B,
1.83%, 12/1/15	1,500	1,500
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2008 C,
1.58%, 7/1/41	5,000	5,000
1.80%, 7/1/41	6,800	6,800

26	The accompanying notes are an integral part of the financial statements.

2008 Annual Report

October 31, 2008

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Massachusetts Bay Transportation Authority, SeniorSales Tax, Series 2005 B, Eagle #720050087, Class A (FSA),
2.33%, 7/1/29	$9,900	$9,900
Massachusetts Development Finance Agency, Phillips Academy, Series 2003,
1.65%, 9/1/33	14,800	14,800
Massachusetts Water Resources Authority, General, Series 2008 F,
1.20%, 8/1/29	18,400	18,400
Massachusetts Water Resources Authority, Series 2002 J PUTTERs, Series 2794 (FSA),
2.52%, 4/4/16	14,140	14,140
Miami-Dade County School Board, FL, Series 2007 B COPs, Eagle #20070068, Class A (BHAC),
1.96%, 5/1/32	12,870	12,870
Michigan Higher Education Facilities Authority, Calvin College, Series 2007 B,
2.14%, 9/1/37	6,500	6,500
Michigan Hospital Finance Authority, McLaren Health Care, Series 2008,
1.45%, 10/15/38	17,000	17,000
Michigan Strategic Fund, Detroit Edison Co, Series 2008 ET,
1.60%, 8/1/29	15,000	15,000
Michigan Strategic Fund, Diocese of Grand Rapids Educational & Cathedral Square, Series 2007,
2.10%, 11/1/37	23,360	23,360
Midcities Metropolitan District No 1, CO, STARS BNP, Series 2004-110,
2.03%, 12/1/31	13,135	13,135
Missouri Health & Educational Facilities Authority, BJC Health System, Series 2008 D,
1.20%, 5/15/38	6,000	6,000
Missouri Health & Educational Facilities Authority, SSM Health Care, Series 2005 C-3,
1.45%, 6/1/33	17,200	17,200
Montgomery County Public Building Authority, TN, Pooled Financing, Series 1997,
1.50%, 9/1/29	655	655
2.20%, 11/1/27	2,050	2,050
Montgomery County, OH, Catholic Health Initiatives, Series 2006 B-1,
1.50%, 4/1/37	5,000	5,000
Municipal Energy Acquisition Corp., TN, Gas, Series 2006 B PUTTERs, Series 1579Q,
1.85%, 6/1/08	15,855	15,855
Murray City, UT, IHC Health Services, Inc., Series 2005 D,
1.43%, 5/15/37	15,950	15,950
Nevada, Series 2008 C PUTTERs, Series 3070,
1.83%, 6/1/16	5,080	5,080
New Castle County, DE, University Courtyard Apartments, Series 2005,
1.80%, 8/1/31	9,300	9,300
New Hampshire Higher Educational Health & Facilities Authority, Riverwoods at Exeter, Series 1997 B,
1.92%, 3/1/23	8,385	8,385
New Jersey Transportation Trust Fund Authority, Series 2002 C PUTTERs, Series 2782 (FSA),
2.52%, 12/19/13	21,990	21,990
New Mexico Finance Authority, Sub Lien Series 2008, Subseries A-2,
1.50%, 6/15/24	8,000	8,000
Norfolk Economic Development Authority, VA, Bon Secours Health System, Inc., Series 2008 D-2,
1.44%, 11/1/25	4,800	4,800
North Broward Hospital District, FL, Series 2008 A,
1.37%, 1/15/31	17,100	17,100
North Carolina Capital Facilities Finance Agency, Barton College, Series 2004,
1.68%, 7/1/19	4,300	4,300
North Carolina Medical Care Commission, Mission-St Joseph’s Health System, Series 2003,
1.50%, 10/1/18	9,240	9,240
North Carolina Medical Care, Community Facilities, Series 2007 A,
1.75%, 10/1/37	20,030	20,030
North Charleston, SC, Municipal Golf Course, Series 2003,
1.65%, 5/1/24	10,210	10,210
Ohio, Common Schools, Series 2006 B,
1.35%, 6/15/26	19,235	19,235
Orlando-Orange County Expressway Authority, FL, Series 2007 A, Eagle #20070107, Class A (FSA), Series 2007,
1.95%, 7/1/42	15,000	15,000
Palm Beach County School Board, FL, Series 2007 COPs, Eagle #20070021, Class A (FSA),
2.33%, 8/1/31	21,960	21,960
Pennsylvania Turnpike Commission, 2002 Series A-3,
1.75%, 12/1/30	16,400	16,400
Philadelphia Industrial Development Authority, PA, Inglis House, Series 1997,
1.73%, 5/1/17	21,000	21,000
Philadelphia Industrial Development Authority, PA, Philadelphia Museum of Art, Series 2008,
1.90%, 7/1/32	17,140	17,140
Private Colleges & Universities Authority, GA, Emory University, 2005 Series B-2,
1.15%, 9/1/35	22,950	22,950
Public Power Generation Agency, NE, Whelan Energy Unit 2, Series 2007, Eagle #20070009, Class A (AGC),
1.95%, 1/1/41	21,000	21,000
Richmond, KY, Kentucky League of Cities Funding Trust, Series 2006 A,
1.85%, 3/1/36	7,400	7,400

The accompanying notes are an integral part of the financial statements.	27

2008 Annual Report

October 31, 2008

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Savannah Economic Development Authority, GA, Savannah Christian Preparatory School, Series 2007,
1.85%, 6/1/35	$14,500	$14,500
South Carolina Public Service Authority, Series 2007 A, Eagle #20070099, Class A (FSA),
2.33%, 1/1/37	10,890	10,890
South Carolina Transportation Infrastructure Bank, Series 2003 B-1,
1.60%, 10/1/31	16,500	16,500
South Carolina Transportation Infrastructure Bank, Series 2003 B-2,
1.70%, 10/1/31	15,000	15,000
St. Joseph County, IN, Logan Community Resources, Series 2004,
2.31%, 5/1/34	5,970	5,970
Texas Transportation Commission, Mobility Fund, Series 2008 PUTTERs, Series 2510,
1.83%, 10/1/15	3,455	3,455
UCF Health Facilities Corp., FL, UCF Health Sciences Campus at Lake Nona, Series 2007,
2.10%, 7/1/37	20,000	20,000
Utah Water Finance Agency, Series 2008 B,
1.80%, 10/1/37	15,000	15,000
Utah Water Finance Agency, Series 2008 B-2,
1.80%, 10/1/35	14,900	14,900
Utah Water Finance Agency, Series 2008 B-4,
1.80%, 10/1/36	26,500	26,500
Washington County Authority, PA, Girard Estate, Series 1999,
1.70%, 6/1/27	15,910	15,910
Washington Health Care Facilities Authority, WA, Swedish Health Services, Series 2006,
1.58%, 11/15/26	9,000	9,000
Washington Higher Education Facilities Authority, University of Puget Sound, Series 2006 A,
1.80%, 10/1/30	7,635	7,635
Washington Higher Education Facilities Authority, Whitman College, Series 2008,
1.80%, 1/1/38	30,395	30,395
Washington State Housing Finance Commission, Judson Park, Series 2007,
1.75%, 2/1/37	10,400	10,400
Washington State, Series 2008 A ROCs II-R, Series 12002,
1.85%, 7/1/31	12,000	12,000
Washington State, Series 2008 B ROCs II-R, Series 12003 (MBIA),
2.02%, 7/1/32	15,000	15,000
Williamstown, KY, Kentucky League of Cities Funding Trust 2008, Series A,
1.85%, 7/1/38	8,000	8,000
Wisconsin Health & Educational Facilities Authority, Amery Regional Medical Center, Series 2006 A,
2.15%, 5/1/36	8,000	8,000
Wisconsin, Clean Water, Series 2001 PUTTERs, Series 2774 (FSA) (Prerefunded),
2.57%, 3/23/10	10,425	10,425
Yorkville United City Special Service Area 2004-106, IL, Special Tax, Series 2004,
1.50%, 3/1/34	3,000	3,000
		1,609,295
Total Tax-Exempt Instruments (Cost $2,568,271)		2,568,271

	Shares
Short-Term Investment (19.5%)
Investment Company (19.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class
(Cost $623,400) (p)	623,400,000	623,400
Total Investments (99.6%) (Cost $3,191,671)		3,191,671
Other Assets in Excess of Liabilities (0.4%)		11,568
Net Assets (100%)		$3,203,239

(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2008.
(e)	The rates shown are the effective yields at the date of purchase.
(p)	See Note I within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class.
AGC	Assured Guaranty Corp.
BANs	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
COPs	Certificates of Participation
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.
PUTTERs	Puttable Tax-Exempt Receipts
RANs	Revenue Anticipation Notes
ROCs	Reset Option Certificates
STARs	Short-Term Adjustable Rates
TANs	Tax Anticipation Notes
TRANs	Tax and Revenue Anticipation Notes

28	The accompanying notes are an integral part of the financial statements.

2008 Annual Report

October 31, 2008

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
Texas	$377,629	11.8%
Massachusetts	211,287	6.6
Kentucky	162,085	5.1
Illinois	147,160	4.6
Ohio	143,388	4.5
Florida	126,905	4.0
Utah	117,350	3.7
South Carolina	110,914	3.5
Colorado	91,875	2.9
Georgia	90,250	2.8
Washington	84,430	2.6
Alabama	82,875	2.6
Pennsylvania	82,150	2.5
Indiana	80,020	2.5
Tennessee	66,205	2.1
Michigan	61,860	1.9
Virginia	54,970	1.7
California	53,740	1.7
Missouri	49,844	1.5
North Carolina	49,670	1.5
Wisconsin	45,639	1.4
New York	31,162	1.0
Kansas	30,134	0.9
West Virginia	27,000	0.8
New Mexico	24,765	0.8
New Jersey	24,006	0.7
Idaho	22,687	0.7
Nebraska	21,000	0.6
Alaska	20,000	0.6
Iowa	19,335	0.6
Nevada	14,850	0.5
Maryland	13,300	0.4
Oregon	12,101	0.4
Delaware	9,300	0.3
New Hampshire	8,385	0.3
	$2,568,271	80.1%

The accompanying notes are an integral part of the financial statements.	29

2008 Annual Report

October 31, 2008

Statements of Assets and Liabilities

	Money Market Portfolio (000)		Prime Portfolio (000)		Government Portfolio (000)		Government Securities Portfolio (000)
Assets:
Investments, at Cost:	$5,041,680		$12,456,437		$16,073,567		$604,165
Investments, at Value:(1)	5,041,680		12,456,437		16,073,567		604,165
Cash	2		6		5		7
Interest Receivable	11,216		9,669		33,457		901
Prepaid Money Fund Insurance	516		1,090		832		45
Other Assets	179		327		160		4
Total Assets	5,053,593		12,467,529		16,108,021		605,122
Liabilities:
Payable for Investments Purchased	174,693		224,562		—		—
Dividends Declared	9,371		16,669		20,929		491
Payable for Investment Advisory Fees	461		1,177		1,321		63
Payable for Administration Fees	213		434		700		23
Payable for Custodian Fees	97		186		68		3
Shareholder Administration Plan Fees Payable — Service Class	—	@	5		12		—	@
Shareholder Administration Plan Fees Payable — Investor Class	—	@	1		14		1
Shareholder Administration Plan Fees Payable — Administrative Class	—	@	—	@	20		—	@
Service and Shareholder Administration Plan Fees Payable — Advisory Class	—	@	76		69		—	@
Distribution and Shareholder Service Plans Fees Payable — Participant Class	1		18		—	@	—	@
Distribution and Shareholder Service Plans Fees Payable — Cash Management Class	56		2		1		11
Other Liabilities	113		173		116		49
Total Liabilities	185,005		243,303		23,250		641
Net Assets	$4,868,588		$12,224,226		$16,084,771		$604,481
Net Assets Consist Of:
Paid-in Capital	$4,879,869		$12,244,698		$16,084,735		$604,481
Undistributed Net Investment Income	577		766		4		—
Accumulated Net Realized Gain (Loss)	(11,858)		(21,238)		32		—	@
Net Assets	$4,868,588		$12,224,226		$16,084,771		$604,481
(1) Including:
Repurchase Agreements, at Value:	$837,940		$4,524,445		$8,208,955		$—

30	The accompanying notes are an integral part of the financial statements.

2008 Annual Report

October 31, 2008

Statements of Assets and Liabilities (cont’d)

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$4,655,771	$11,719,680	$15,198,786	$553,062
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	4,666,560,462	11,739,240,989	15,198,750,922	553,061,455
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
SERVICE CLASS:
Net Assets	$3,999	$251,186	$166,521	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	4,008,427	251,605,002	166,520,140	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$3,293	$20,823	$151,210	$8,407
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	3,300,901	20,857,506	151,209,693	8,406,876
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$100	$1,727	$148,076	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	100,000	1,730,364	148,075,612	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$1,328	$181,245	$415,974	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	1,331,136	181,547,203	415,972,565	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$10,286	$42,288	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	10,309,378	42,358,290	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$193,811	$7,277	$4,104	$42,612
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	194,260,582	7,289,760	4,104,296	42,612,083
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	31

2008 Annual Report

October 31, 2008

Statements of Assets and Liabilities

	Treasury Portfolio (000)		Treasury Securities Portfolio (000)		Tax-Exempt Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$9,588,649		$326,528		$2,568,271
Investments in Security of Affiliated Issuer	—		—		623,400
Total Investments in Securities, at Cost:	9,588,649		326,528		3,191,671
Investments in Securities of Unaffiliated Issuers, at Value:(1)	9,588,649		326,528		2,568,271
Investments in Security of Affiliated Issuer	—		—		623,400
Total Investments in Securities, at Value:	9,588,649		326,528		3,191,671
Cash	7		294		140
Due from Adviser	—		36		—
Receivable for Investments Sold	—		—		5,401
Receivable from Affiliates	—		—		73
Dividends Receivable	—		—		950
Interest Receivable	1,281		—		12,368
Prepaid Money Fund Insurance	813		—		241
Other Assets	122		—	@	63
Total Assets	9,590,872		326,858		3,210,907
Liabilities:
Dividends Declared	2,531		7		6,780
Payable for Investment Advisory Fees	1,226		—		327
Payable for Administration Fees	509		7		142
Payable for Custodian Fees	23		4		7
Shareholder Administration Plan Fees Payable — Service Class	3		—	@	—	@
Shareholder Administration Plan Fees Payable — Investor Class	1		—	@	1
Shareholder Administration Plan Fees Payable — Administrative Class	9		—	@	—	@
Service and Shareholder Administration Plan Fees Payable — Advisory Class	17		—	@	1
Distribution and Shareholder Service Plans Fees Payable — Participant Class	—	@	—	@	9
Distribution and Shareholder Service Plans Fees Payable — Cash Management Class	50		—	@	337
Other Liabilities	73		22		64
Total Liabilities	4,442		40		7,668
Net Assets	$9,586,430		$326,818		$3,203,239
Net Assets Consist Of:
Paid-in Capital	$9,586,408		$326,818		$3,203,314
Undistributed Net Investment Income	—	@	—		34
Accumulated Net Realized Gain (Loss)	22		—	@	(109)
Net Assets	$9,586,430		$326,818		$3,203,239
(1) Including:
Repurchase Agreements, at Value:	$8,516,645		$—		$—

32	The accompanying notes are an integral part of the financial statements.

2008 Annual Report

October 31, 2008

Statements of Assets and Liabilities (cont’d)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$8,805,663	$282,625	$1,836,397
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	8,805,642,114	282,625,040	1,836,439,818
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
SERVICE CLASS:
Net Assets	$75,100	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	75,100,000	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$3,789	$100	$2,003
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	3,789,134	100,000	2,003,037
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$111,065	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	111,064,519	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$176,505	$100	$4,756
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	176,504,600	100,000	4,755,898
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$160	$100	$22,683
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	159,539	100,000	22,684,025
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$414,148	$43,693	$1,337,200
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	414,147,229	43,692,833	1,337,230,950
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	33

2008 Annual Report

October 31, 2008

Statements of Operations

For the Year Ended October 31, 2008

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio^ (000)
Investment Income:
Interest	$423,336	$918,085	$413,178	$3,735
Expenses:
Investment Advisory Fees (Note B)	17,981	40,205	21,051	278
Administration Fees (Note C)	6,006	13,424	7,032	93
Custodian Fees (Note F)	379	435	280	18
Professional Fees	108	108	103	24
Shareholder Reporting Fees	33	90	41	8
Shareholder Administration Plan Fees — Service Class (Note D)	24	101	448	—	@
Shareholder Administration Plan Fees — Investor Class (Note D)	1	56	158	1
Shareholder Administration Plan Fees — Administrative Class (Note D)	13	10	158	—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	119	1,385	948	—	@
Distribution and Shareholder Service Plans Fees — Participant Class (Note D)	1	147	1	—	@
Distribution and Shareholder Service Plans Fees — Cash Management Class (Note D)	706	4	1	14
Transfer Agency Fees (Note E)	76	195	73	—	@
Registration and Filing Fees	159	219	177	33
Mutual Fund Insurance (Note K)	269	568	433	23
Trustees’ Fees and Expenses	174	408	193	1
Other Expenses	215	554	201	7
Bank Overdraft Expense	131	228	13	—	@
Total Expenses	26,395	58,137	31,311	500
Waiver of Investment Advisory Fees (Note B)	(10,366)	(22,822)	(11,027)	(220)
Expense Offset (Note F)	(116)	(72)	(82)	(12)
Net Expenses	15,913	35,243	20,202	268
Net Investment Income	407,423	882,842	392,976	3,467
Realized Gain (Loss):
Investments	(25,209)	(57,915)	32	—	@
Net Increase from Payments by Affiliates (Note I)	13,350	36,690	—	—
Net Increase in Net Assets Resulting from Operations	$395,564	$861,617	$393,008	$3,467
^	For the period from March 19, 2008 (commencement of operations) to October 31, 2008.
@	Amount is less than $500.

34	The accompanying notes are an integral part of the financial statements.

2008 Annual Report

October 31, 2008

Statements of Operations

For the Year Ended October 31, 2008

	Treasury Portfolio (000)	Treasury Securities Portfolio^ (000)		Tax-Exempt Portfolio (000)
Investment Income:
Interest	$176,612	$ 15		$ 99,146
Dividends from Security of Affiliated Issuer	—	—		2,825
Total Investment Income	176,612	15		101,971
Expenses:
Investment Advisory Fees (Note B)	12,712	20		6,274
Administration Fees (Note C)	4,247	7		2,099
Custodian Fees (Note F)	86	4		91
Professional Fees	69	20		50
Shareholder Reporting Fees	20	3		10
Shareholder Administration Plan Fees — Service Class (Note D)	32	—	@	— @
Shareholder Administration Plan Fees — Investor Class (Note D)	2	—	@	16
Shareholder Administration Plan Fees — Administrative Class (Note D)	69	—	@	— @
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	398	—	@	63
Distribution and Shareholder Service Plans Fees — Participant Class (Note D)	1	—	@	106
Distribution and Shareholder Service Plans Fees — Cash Management Class (Note D)	391	5		4,378
Transfer Agency Fees (Note E)	31	—		22
Registration and Filing Fees	161	8		245
Mutual Fund Insurance (Note K)	424	—		126
Trustees’ Fees and Expenses	92	—	@	55
Other Expenses	100	1		92
Bank Overdraft Expense	16	—		39
Total Expenses	18,851	68		13,666
Waiver of Investment Advisory Fees (Note B)	(6,515)	(20)		(3,749)
Expenses Reimbursed by Adviser (Note B)	—	(35)		—
Waiver of Shareholder Administration Plan Fees — Service Class (Note D)	— @	—	@	—
Waiver of Shareholder Administration Plan Fees — Investor Class (Note D)	— @	—	@	—
Waiver of Shareholder Administration Plan Fees — Administrative Class (Note D)	(6)	—	@	—
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(17)	—	@	—
Waiver of Distribution and Shareholder Service Plan Fees — Participant Class (Note D)	— @	—	@	—
Waiver of Distribution and Shareholder Service Plan Fees — Cash Management Class (Note D)	(59)	(5)		—
Rebate from Morgan Stanley Affiliated Fund (Note I)	—	—		(164)
Expense Offset (Note F)	(28)	—		(43)
Net Expenses	12,226	8		9,710
Net Investment Income	164,386	7		92,261
Realized Gain (Loss):
Investments	22	—	@	(69)
Net Increase in Net Assets Resulting from Operations	$164,408	$ 7		$ 92,192

^	For the period from October 7, 2008 (commencement of operations) to October 31, 2008.
@	Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	35

2008 Annual Report

October 31, 2008

Statements of Changes in Net Assets

	Money Market Portfolio		Prime Portfolio
	Year Ended October 31, 2008 (000)	Year Ended October 31, 2007 (000)	Year Ended October 31, 2008 (000)	Year Ended October 31, 2007 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$407,423	$461,437	$882,842	$1,431,333
Net Realized Loss	(25,209)	(7,492)	(57,915)	(37,478)
Net Increase from Payments by Affiliates	13,350	7,492	36,690	37,465
Net Increase in Net Assets Resulting from Operations	395,564	461,437	861,617	1,431,320
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(396,154)	(430,636)	(854,328)	(1,356,955)
Net Realized Gain	—	—	—	(11)
Service Class:
Net Investment Income	(1,813)	(17,589)	(7,787)	(57,449)
Net Realized Gain	—	—	—	(— @)
Investor Class:
Net Investment Income	(38)	(29)	(1,650)	(1,899)
Net Realized Gain	—	—	—	(— @)
Administrative Class:
Net Investment Income	(361)	(668)	(248)	(347)
Advisory Class:
Net Investment Income	(1,327)	(2,033)	(17,349)	(14,655)
Net Realized Gain	—	—	—	(— @)
Participant Class:
Net Investment Income	(5)	(7)	(646)	(26)
Cash Management Class:
Net Investment Income	(7,147)	(10,475)	(22)	—
Total Distributions	(406,845)	(461,437)	(882,030)	(1,431,342)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	92,332,738	76,743,838	256,570,397	266,911,905
Distributions Reinvested	215,845	250,014	366,483	504,645
Redeemed	(97,895,546)	(72,526,746)	(268,733,076)	(261,423,158)
Service Class:
Subscribed	569,512	2,727,437	1,883,308	10,099,961
Distributions Reinvested	1,813	13,266	7,787	49,376
Redeemed	(1,098,191)	(2,209,929)	(2,737,356)	(9,236,913)
Investor Class:
Subscribed	8,967	3,551	895,274	702,175
Distributions Reinvested	32	20	1,355	2,008
Redeemed	(6,578)	(2,981)	(902,395)	(683,060)
Administrative Class:
Subscribed	8,589	23,061	48	23,309
Distributions Reinvested	361	563	248	287
Redeemed	(32,513)	(61)	(11,155)	(11,107)
Advisory Class:
Subscribed	2,297,523	2,904,844	467,518	4,579,308
Distributions Reinvested	253	145	16,942	9,937
Redeemed	(2,313,680)	(2,899,395)	(943,084)	(4,011,618)
Participant Class:
Subscribed	10,209	210	44,584	3,500
Distributions Reinvested	—	3	570	9
Redeemed	—	(384)	(6,402)	(2)
Cash Management Class^:
Subscribed	881,342	730,004	13,077	—
Distributions Reinvested	7,084	10,262	7	—
Redeemed	(933,522)	(722,413)	(5,794)	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,945,762)	5,045,309	(13,071,664)	7,520,562
Total Increase in Net Assets	(5,957,043)	5,045,309	(13,092,077)	7,520,540

36	The accompanying notes are an integral part of the financial statements.

2008 Annual Report

October 31, 2008

Statements of Changes in Net Assets (cont’d)

	Money Market Portfolio		Prime Portfolio
	Year Ended October 31,	Year Ended October 31,	Year Ended October 31,	Year Ended October 31,
	2008	2007	2008	2007
	(000)	(000)	(000)	(000)
Net Assets:
Beginning of Period	$10,825,631	$5,780,322	$25,316,303	$17,795,763
End of Period	$4,868,588	$10,825,631	$12,224,226	$25,316,303
Undistributed Net Investment Income Included in End of Period Net Assets	$577	$— @	$766	$23
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	92,332,738	76,743,838	256,570,398	266,911,905
Shares Issued on Distributions Reinvested	215,845	250,014	366,483	504,645
Shares Redeemed	(97,895,546)	(72,526,742)	(268,733,076)	(261,423,158)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(5,346,963)	4,467,110	(11,796,195)	5,993,392
Service Class:
Shares Subscribed	569,512	2,727,437	1,883,308	10,099,961
Shares Issued on Distributions Reinvested	1,813	13,266	7,787	49,376
Shares Redeemed	(1,098,191)	(2,209,929)	(2,737,356)	(9,236,913)
Net Increase (Decrease) in Service Class Shares Outstanding	(526,866)	530,774	(846,261)	912,424
Investor Class:
Shares Subscribed	8,967	3,551	895,274	702,175
Shares Issued on Distributions Reinvested	32	20	1,355	2,008
Shares Redeemed	(6,578)	(2,981)	(902,395)	(683,060)
Net Increase (Decrease) in Investor Class Shares Outstanding	2,421	590	(5,766)	21,123
Administrative Class:
Shares Subscribed	8,589	23,061	48	23,309
Shares Issued on Distributions Reinvested	361	563	248	287
Shares Redeemed	(32,513)	(61)	(11,154)	(11,107)
Net Increase (Decrease) in Administrative Class Shares Outstanding	(23,563)	23,563	(10,858)	12,489
Advisory Class:
Shares Subscribed	2,297,523	2,904,844	467,518	4,579,308
Shares Issued on Distributions Reinvested	253	145	16,942	9,937
Shares Redeemed	(2,313,680)	(2,899,395)	(943,084)	(4,011,618)
Net Increase (Decrease) in Advisory Class Shares Outstanding	(15,904)	5,594	(458,624)	577,627
Participant Class:
Shares Subscribed	10,210	210	44,584	3,500
Shares Issued on Distributions Reinvested	—	3	570	9
Shares Redeemed	—	(384)	(6,403)	(2)
Net Increase (Decrease) in Participant Class Shares Outstanding	10,210	(171)	38,751	3,507
Cash Management Class^:
Shares Subscribed	881,342	730,004	13,077	—
Shares Issued on Distributions Reinvested	7,084	10,262	7	—
Shares Redeemed	(933,522)	(722,413)	(5,794)	—
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(45,096)	17,853	7,290	—

@	Amount is less than $500.
^	The Prime Portfolio’s Cash Management Class commenced operations on August 14, 2008.

The accompanying notes are an integral part of the financial statements.	37

2008 Annual Report

October 31, 2008

Statements of Changes in Net Assets

	Government Portfolio		Government Securities Portfolio	Treasury Portfolio
	Year Ended October 31, 2008 (000)	Year Ended October 31, 2007 (000)	Period Ended October 31, 2008^ (000)	Year Ended October 31, 2008 (000)	Year Ended October 31, 2007 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$392,976	$227,978	$3,467	$164,386	$31,179
Net Realized Gain	32	—	— @	22	1
Net Increase in Net Assets Resulting from Operations	393,008	227,978	3,467	164,408	31,180
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(345,895)	(186,961)	(3,390)	(157,773)	(24,954)
Net Realized Gain	—	—	—	—	(1)
Service Class:
Net Investment Income	(29,367)	(18,107)	(1)	(1,179)	(5)
Net Realized Gain	—	—	—	—	(— @)
Investor Class:
Net Investment Income	(4,610)	(11,062)	(18)	(12)	(7)
Net Realized Gain	—	—	—	—	(— @)
Administrative Class:
Net Investment Income	(2,802)	(1,857)	(1)	(620)	(210)
Net Realized Gain	—	—	—	—	(— @)
Advisory Class:
Net Investment Income	(10,296)	(9,986)	(1)	(3,195)	(5,694)
Net Realized Gain	—	—	—	—	(— @)
Participant Class:
Net Investment Income	(2)	(5)	(1)	(5)	(20)
Net Realized Gain	—	—	—	—	(— @)
Cash Management Class:
Net Investment Income	(4)	—	(55)	(1,602)	(289)
Net Realized Gain	—	—	—	—	(— @)
Total Distributions	(392,976)	(227,978)	(3,467)	(164,386)	(31,180)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	98,231,319	37,725,542	1,251,674	65,531,576	7,912,808
Distributions Reinvested	197,754	90,388	2,761	113,939	12,317
Redeemed	(90,158,431)	(33,153,431)	(701,474)	(59,675,962)	(5,091,225)
Service Class:
Subscribed	1,950,269	3,959,427	—	75,000	—
Distributions Reinvested	29,367	11,525	—	—	—
Redeemed	(3,160,271)	(2,623,912)	—	(— @)	—
Investor Class:
Subscribed	1,422,183	4,589,318	10,300	15,306	214
Distributions Reinvested	1,211	4,320	7	9	3
Redeemed	(1,572,381)	(4,839,116)	(2,000)	(11,843)	—
Administrative Class:
Subscribed	176,430	348,634	—	145,885	10,034
Distributions Reinvested	2,418	837	—	429	200
Redeemed	(115,111)	(314,509)	—	(35,349)	(10,234)
Advisory Class:
Subscribed	1,451,524	2,495,399	—	1,082,741	438,348
Distributions Reinvested	2,835	2,053	—	2,023	3,119
Redeemed	(1,403,461)	(2,259,137)	—	(1,084,877)	(341,933)
Participant Class:
Subscribed	—	—	—	593	729
Distributions Reinvested	—	—	—	4	15
Redeemed	—	—	—	(952)	(559)
Cash Management Class^^:
Subscribed	4,150	—	59,911	1,029,091	70,012
Distributions Reinvested	—	—	14	1,467	153
Redeemed	(46)	—	(17,312)	(650,160)	(36,515)

38	The accompanying notes are an integral part of the financial statements.

2008 Annual Report

October 31, 2008

Statements of Changes in Net Assets (cont’d)

	Government Portfolio		Government Securities Portfolio	Treasury Portfolio
	Year Ended October 31, 2008 (000)	Year Ended October 31, 2007 (000)	Period Ended October 31, 2008^ (000)	Year Ended October 31, 2008 (000)	Year Ended October 31, 2007 (000)
Net Increase in Net Assets Resulting from Capital Share Transactions	$7,059,759	$6,037,338	$603,881	$6,538,920	$2,967,486
Total Increase (Decrease) in Net Assets	7,059,791	6,037,338	603,881	6,538,942	2,967,486
Net Assets:
Beginning of Period	9,024,980	2,987,642	600	3,047,488	80,002
End of Period	$16,084,771	$9,024,980	$604,481	$9,586,430	$3,047,488
Undistributed Net Investment Income Included in End of Period Net Assets	$4	$4	$—	$— @	$1
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	98,231,315	37,725,542	1,251,674	65,531,576	7,912,808
Shares Issued on Distributions Reinvested	197,754	90,388	2,761	113,939	12,317
Shares Redeemed	(90,158,431)	(33,153,431)	(701,474)	(59,675,962)	(5,091,225)
Net Increase in Institutional Class Shares Outstanding	8,270,638	4,662,499	552,961	5,969,553	2,833,900
Service Class:
Shares Subscribed	1,950,269	3,959,427	—	75,000	—
Shares Issued on Distributions Reinvested	29,367	11,525	—	—	—
Shares Redeemed	(3,160,271)	(2,623,912)	—	(— @)	—
Net Increase (Decrease) in Service Class Shares Outstanding	(1,180,635)	1,347,040	—	75,000	—
Investor Class:
Shares Subscribed	1,422,183	4,589,318	10,300	15,306	214
Shares Issued on Distributions Reinvested	1,211	4,320	7	9	3
Shares Redeemed	(1,572,381)	(4,839,116)	(2,000)	(11,843)	—
Net Increase (Decrease) in Investor Class Shares Outstanding	(148,987)	(245,478)	8,307	3,472	217
Administrative Class:
Shares Subscribed	176,430	348,634	—	145,884	10,034
Shares Issued on Distributions Reinvested	2,418	837	—	429	200
Shares Redeemed	(115,111)	(314,509)	—	(35,349)	(10,234)
Net Increase in Administrative Class Shares Outstanding	63,737	34,962	—	110,964	—
Advisory Class:
Shares Subscribed	1,451,525	2,495,399	—	1,082,741	438,348
Shares Issued on Distributions Reinvested	2,835	2,053	—	2,024	3,119
Shares Redeemed	(1,403,461)	(2,259,137)	—	(1,084,877)	(341,933)
Net Increase (Decrease) in Advisory Class Shares Outstanding	50,899	238,315	—	(112)	99,534
Participant Class:
Shares Subscribed	—	—	—	593	729
Shares Issued on Distributions Reinvested	—	—	—	4	15
Shares Redeemed	—	—	—	(952)	(559)
Net Increase (Decrease) in Participant Class Shares Outstanding	—	—	—	(355)	185
Cash Management Class^^:
Shares Subscribed	4,150	—	59,911	1,029,091	70,012
Shares Issued on Distributions Reinvested	—	—	14	1,467	153
Shares Redeemed	(46)	—	(17,313)	(650,160)	(36,515)
Net Increase in Cash Management Class Shares Outstanding	4,104	—	42,612	380,398	33,650

@	Amount is less than $500.
^	The Government Securities Portfolio commenced operations on March 19, 2008.
^^	The Government and Government Securities Portfolios’ Cash Management Class commenced operations on August 14, 2008 and July 21, 2008, respectively.

The accompanying notes are an integral part of the financial statements.	39

2008 Annual Report

October 31, 2008

Statements of Changes in Net Assets

	Treasury Securities Portfolio		Tax-Exempt Portfolio
	Period Ended October 31, 2008^ (000)		Year Ended October 31, 2008 (000)	Year Ended October 31, 2007 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$7		$92,261	$63,064
Net Realized Loss	—	@	(69)	(31)
Net Increase in Net Assets Resulting from Operations	7		92,192	63,033
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(6)		(62,411)	(52,095)
Service Class:
Net Investment Income	(—	@)	(7)	(4)
Investor Class:
Net Investment Income	(—	@)	(425)	(237)
Administrative Class:
Net Investment Income	(—	@)	(2)	(3)
Advisory Class:
Net Investment Income	(—	@)	(553)	(738)
Participant Class:
Net Investment Income	(—	@)	(400)	(120)
Cash Management Class:
Net Investment Income	(1)		(28,429)	(9,867)
Total Distributions	(7)		(92,227)	(63,064)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	322,950		23,576,385	16,570,891
Distributions Reinvested	—		47,103	29,524
Redeemed	(40,425)		(23,978,391)	(15,081,594)
Service Class:
Subscribed	—		26,000	—
Distributions Reinvested	—		5	—
Redeemed	—		(26,005)	—
Investor Class:
Subscribed	—		88,821	47,000
Distributions Reinvested	—		425	191
Redeemed	—		(111,487)	(26,000)
Administrative Class:
Subscribed	—		—	—
Distributions Reinvested	—		—	—
Redeemed	—		—	—
Advisory Class^^:
Subscribed	—		74,118	124,564
Distributions Reinvested	—		238	169
Redeemed	—		(129,451)	(97,023)
Participant Class^^:
Subscribed	—		3,550	19,414
Distributions Reinvested	—		383	68
Redeemed	—		(692)	(139)
Cash Management Class:
Subscribed	50,201		8,388,935	2,860,248
Distributions Reinvested	—		25,168	7,776
Redeemed	(6,608)		(7,984,452)	(2,149,184)
Net Increase in Net Assets Resulting from Capital Share Transactions	326,118		653	2,305,905
Total Increase (Decrease) in Net Assets	326,118		618	2,305,874
Net Assets:
Beginning of Period	700		3,202,621	896,747
End of Period	$326,818		$3,203,239	$3,202,621
Undistributed Net Investment Income Included in End of Period Net Assets	$—		$34	$—

40	The accompanying notes are an integral part of the financial statements.

2008 Annual Report

October 31, 2008

Statements of Changes in Net Assets (cont’d)

	Treasury Securities Portfolio	Tax-Exempt Portfolio
	Period Ended October 31, 2008^ (000)	Year Ended October 31, 2008 (000)	Year Ended October 31, 2007 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	322,950	23,576,384	16,570,891
Shares Issued on Distributions Reinvested	—	47,103	29,524
Shares Redeemed	(40,425)	(23,978,391)	(15,081,594)
Net Increase (Decrease) in Institutional Class Shares Outstanding	282,525	(354,904)	1,518,821
Service Class:
Shares Subscribed	—	26,000	—
Shares Issued on Distributions Reinvested	—	5	—
Shares Redeemed	—	(26,005)	—
Net Increase in Service Class Shares Outstanding	—	—	—
Investor Class:
Shares Subscribed	—	88,821	47,000
Shares Issued on Distributions Reinvested	—	425	191
Shares Redeemed	—	(111,487)	(26,000)
Net Increase (Decrease) in Investor Class Shares Outstanding	—	(22,241)	21,191
Administrative Class:
Shares Subscribed	—	—	—
Shares Issued on Distributions Reinvested	—	—	—
Shares Redeemed	—	—	—
Net Increase in Administrative Class Shares Outstanding	—	—	—
Advisory Class^^:
Shares Subscribed	—	74,118	124,564
Shares Issued on Distributions Reinvested	—	238	169
Shares Redeemed	—	(129,451)	(97,023)
Net Increase (Decrease) in Advisory Class Shares Outstanding	—	(55,095)	27,710
Participant Class^^:
Shares Subscribed	—	3,550	19,414
Shares Issued on Distributions Reinvested	—	383	68
Shares Redeemed	—	(692)	(139)
Net Increase in Participant Class Shares Outstanding	—	3,241	19,343
Cash Management Class:
Shares Subscribed	50,201	8,388,935	2,860,248
Shares Issued on Distributions Reinvested	—	25,168	7,776
Shares Redeemed	(6,608)	(7,984,452)	(2,149,184)
Net Increase in Cash Management Class Shares Outstanding	43,593	429,651	718,840

@	Amount is less than $500.
^	The Treasury Securities Portfolio commenced operations on October 7, 2008.
^^	The Treasury Security Portfolio’s Advisory and Participant Classes commenced operations on October 27, 2008.

The accompanying notes are an integral part of the financial statements.	41

2008 Annual Report

October 31, 2008

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Distributions From Net Realized Gain		Net Asset Value, End of Period
Money Market Portfolio:
Institutional Class
Year Ended 10/31/08	$1.000	$0.034	$(0.000	)^	$(0.034)	$ —		$1.000
Year Ended 10/31/07	1.000	0.053	0.000	^	(0.053)	—		1.000
Year Ended 10/31/06	1.000	0.048	0.000	^	(0.048)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
2/2/04** through 10/31/04	1.000	0.009	—		(0.009)	—		1.000
Service Class
Year Ended 10/31/08	$1.000	$0.034	$(0.000	)^	$(0.034)	$ —		$1.000
Year Ended 10/31/07	1.000	0.052	0.000	^	(0.052)	—		1.000
Year Ended 10/31/06	1.000	0.047	0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
Investor Class
Year Ended 10/31/08	$1.000	$0.033	$(0.000	)^	$(0.033)	$ —		$1.000
Year Ended 10/31/07	1.000	0.052	0.000	^	(0.052)	—		1.000
Year Ended 10/31/06	1.000	0.047	0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/05[1]	1.000	0.027	—		(0.027)	—		1.000
Administrative Class
Year Ended 10/31/08	$1.000	$0.033	$(0.000	)^	$(0.033)	$ —		$1.000
Year Ended 10/31/07	1.000	0.051	0.000	^	(0.051)	—		1.000
Year Ended 10/31/06	1.000	0.046	0.000	^	(0.046)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Advisory Class
Year Ended 10/31/08	$1.000	$0.032	$(0.000	)^	$(0.032)	$ —		$1.000
Year Ended 10/31/07	1.000	0.050	(0.000	)^	(0.050)	—		1.000
Year Ended 10/31/06	1.000	0.045	0.000	^	(0.045)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.026	—		(0.026)	—		1.000
2/6/04** through 10/31/04	1.000	0.008	—		(0.008)	—		1.000
Participant Class
Year Ended 10/31/08	$1.000	$0.029	$(0.000	)^	$(0.029)	$ —		$1.000
Year Ended 10/31/07	1.000	0.048	(0.000	)^	(0.048)	—		1.000
Year Ended 10/31/06	1.000	0.043	0.000	^	(0.043)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.024	—		(0.024)	—		1.000
Cash Management Class
Year Ended 10/31/08	$1.000	$0.031	$(0.000	)^	$(0.031)	$ —		$1.000
Year Ended 10/31/07	1.000	0.050	(0.000	)^	(0.050)	—		1.000
Year Ended 10/31/06	1.000	0.046	0.000	^	(0.046)	(0.000	)^	1.000
8/15/05** through 10/31/05	1.000	0.008	—		(0.008)	—		1.000

42	The accompanying notes are an integral part of the financial statements.

2008 Annual Report

October 31, 2008

Financial Highlights (cont’d)

Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income to Average Net Assets (Before Waivers/ Reimbursement)

3.46%#	$4,655,771	0.12%	0.21%	3.41%	3.32%
5.42%##	10,013,524	0.12%	0.21%	5.28%	5.19%
4.89%	5,546,418	0.09%	0.22%	4.89%	4.77%
2.87%	3,082,234	0.10%	0.22%	2.85%	2.73%
0.95%‡	3,077,029	0.07%*†	0.24%*†	1.41%*	1.24%*

3.41%#	$3,999	0.17%	0.26%	3.78%	3.69%
5.37%##	530,874	0.17%	0.26%	5.28%	5.20%
4.84%	100	0.14%	0.27%	5.04%	4.92%
2.82%	100	0.15%	0.27%	2.78%	2.66%

3.36%#	$3,293	0.22%	0.31%	3.16%	3.07%
5.32%##	879	0.22%	0.31%	5.22%	5.13%
4.79%	288	0.19%	0.32%	4.83%	4.70%
2.76%	100	0.20%	0.32%	2.73%	2.61%

3.31%#	$100	0.27%	0.36%	4.29%	4.20%
5.26%##	23,663	0.27%	0.36%	5.14%	5.05%
4.73%	100	0.24%	0.37%	4.63%	4.50%
2.71%	100	0.25%	0.37%	2.68%	2.56%

3.20%#	$1,328	0.37%	0.46%	2.80%	2.71%
5.16%##	17,235	0.37%	0.46%††	5.03%	4.94%
4.63%	11,642	0.35%††	0.46%††	4.90%	4.78%
2.61%	80	0.35%	0.47%	2.52%	2.40%
0.76%‡	1,504	0.31%*†	0.50%*†	1.12%*	0.93%*

2.95%#	$10,286	0.63%†	0.68%†	2.39%	2.38%
4.90%##	100	0.62%††	0.71%	4.78%	4.68%
4.40%	271	0.57%††	0.70%††	4.48%	4.35%
2.46%	100	0.50%	0.62%	2.43%	2.31%

3.15%#	$193,811	0.42%	0.51%	3.05%	2.96%
5.11%##	239,356	0.42%	0.51%	4.98%	4.88%
4.70%	221,503	0.40%††	0.53%††	4.98%	4.85%
0.77%‡	100	0.15%*	0.27%*	3.58%*	3.46%*

The accompanying notes are an integral part of the financial statements.	43

2008 Annual Report

October 31, 2008

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Distributions From Net Realized Gain		Net Asset Value, End of Period
Prime Portfolio:
Institutional Class
Year Ended 10/31/08	$1.000	$0.033	$(0.000	)^	$(0.033)	$ —		$1.000
Year Ended 10/31/07	1.000	0.053	(0.000	)^	(0.053)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.047	0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
2/2/04** through 10/31/04	1.000	0.009	—		(0.009)	—		1.000
Service Class
Year Ended 10/31/08	$1.000	$0.033	$(0.000	)^	$(0.033)	$ —		$1.000
Year Ended 10/31/07	1.000	0.052	(0.000	)^	(0.052)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.047	0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
Investor Class
Year Ended 10/31/08	$1.000	$0.032	$(0.000	)^	$(0.032)	$ —		$1.000
Year Ended 10/31/07	1.000	0.052	(0.000	)^	(0.052)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.046	0.000	^	(0.046)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Administrative Class
Year Ended 10/31/08	$1.000	$0.032	$(0.000	)^	$(0.032)	$ —		$1.000
Year Ended 10/31/07	1.000	0.051	(0.000	)^	(0.051)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.046	0.000	^	(0.046)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Advisory Class
Year Ended 10/31/08	$1.000	$0.031	$(0.000	)^	$(0.031)	$ —		$1.000
Year Ended 10/31/07	1.000	0.050	(0.000	)^	(0.050)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.045	0.000	^	(0.045)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.026	—		(0.026)	—		1.000
4/29/04** through 10/31/04	1.000	0.006	—		(0.006)	—		1.000
Participant Class
Year Ended 10/31/08	$1.000	$0.028	$(0.000	)^	$(0.028)	$ —		$1.000
Year Ended 10/31/07	1.000	0.048	(0.000	)^	(0.048)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.043	0.000	^	(0.043)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.024	—		(0.024)	—		1.000
Cash Management Class
8/14/08** through 10/31/08	$1.000	$0.004	$(0.000	)^	$(0.004)	$ —		$1.000

44	The accompanying notes are an integral part of the financial statements.

2008 Annual Report

October 31, 2008

Financial Highlights (cont’d)

Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income to Average Net Assets (Before Waivers/ Reimburseme

3.37%#	$11,719,680	0.12%	0.21%	3.30%	3.21%
5.40%##	23,535,446	0.12%	0.21%	5.26%	5.17%
4.86%	17,542,077	0.12%	0.21%	4.75%	4.66%
2.87%	13,965,500	0.11%	0.22%	2.85%	2.74%
0.94%‡	8,732,862	0.08%*	0.24%*	1.41%*	1.25%*

3.32%#	$251,186	0.17%	0.26%	3.87%	3.78%
5.34%##	1,097,867	0.17%	0.26%	5.23%	5.15%
4.81%	185,442	0.17%	0.26%	4.83%	4.74%
2.82%	10,457	0.16%	0.27%	3.54%	3.43%

3.26%#	$20,823	0.22%	0.31%	2.95%	2.86%
5.29%##	26,623	0.22%	0.31%	5.16%	5.07%
4.75%	5,500	0.22%	0.31%	4.61%	4.52%
2.77%	20,000	0.21%	0.32%	2.67%	2.56%

3.21%#	$1,727	0.27%	0.36%	3.70%	3.61%
5.24%##	12,589	0.27%	0.36%	5.11%	5.02%
4.70%	100	0.27%	0.36%	4.60%	4.51%
2.72%	100	0.26%	0.37%	2.68%	2.57%

3.11%#	$181,245	0.37%	0.46%	3.14%	3.05%
5.13%##	640,171	0.37%	0.46%	5.00%	4.91%
4.60%	62,544	0.37%	0.46%	4.43%	4.34%
2.62%	69,201	0.36%	0.47%	2.73%	2.62%
0.57%‡	16,350	0.33%*	0.49%*	1.14%*	0.98%*

2.85%#	$42,288	0.62%	0.71%	2.21%	2.12%
4.87%##	3,607	0.62%	0.70%	4.70%	4.62%
4.37%	100	0.59%††	0.68%††	4.28%	4.19%
2.47%	100	0.51%	0.62%	2.43%	2.32%

0.43%‡#	$7,277	0.44%*†	0.48%*†	1.88%*	1.84%*

The accompanying notes are an integral part of the financial statements.	45

2008 Annual Report

October 31, 2008

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Net Asset Value, End of Period
Government Portfolio:
Institutional Class
Year Ended 10/31/08	$1.000	$0.029	$0.000	^	$(0.029)	$1.000
Year Ended 10/31/07	1.000	0.052	0.000	^	(0.052)	1.000
Year Ended 10/31/06	1.000	0.048	—		(0.048)	1.000
Year Ended 10/31/05	1.000	0.029	—		(0.029)	1.000
8/9/04** through 10/31/04	1.000	0.004	—		(0.004)	1.000
Service Class
Year Ended 10/31/08	$1.000	$0.029	$0.000	^	$(0.029)	$1.000
Year Ended 10/31/07	1.000	0.051	0.000	^	(0.051)	1.000
Year Ended 10/31/06	1.000	0.047	—		(0.047)	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	1.000
Investor Class
Year Ended 10/31/08	$1.000	$0.028	$0.000	^	$(0.028)	$1.000
Year Ended 10/31/07	1.000	0.051	0.000	^	(0.051)	1.000
Year Ended 10/31/06	1.000	0.047	—		(0.047)	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	1.000
8/9/04** through 10/31/04	1.000	0.004	—		(0.004)	1.000
Administrative Class
Year Ended 10/31/08	$1.000	$0.028	$0.000	^	$(0.028)	$1.000
Year Ended 10/31/07	1.000	0.050	0.000	^	(0.050)	1.000
Year Ended 10/31/06	1.000	0.046	—		(0.046)	1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	1.000
Advisory Class
Year Ended 10/31/08	$1.000	$0.027	$0.000	^	$(0.027)	$1.000
Year Ended 10/31/07	1.000	0.049	0.000	^	(0.049)	1.000
Year Ended 10/31/06	1.000	0.045	—		(0.045)	1.000
Year Ended 10/31/05	1.000	0.026	—		(0.026)	1.000
10/1/04** through 10/31/04	1.000	0.001	—		(0.001)	1.000
Participant Class
Year Ended 10/31/08	$1.000	$0.024	$0.000	^	$(0.024)	$1.000
Year Ended 10/31/07	1.000	0.047	0.000	^	(0.047)	1.000
Year Ended 10/31/06	1.000	0.043	—		(0.043)	1.000
Year Ended 10/31/05	1.000	0.025	—		(0.025)	1.000
Cash Management Class
8/14/08 through** 10/31/08	$1.000	$0.004	$0.000	^	$(0.004)	$1.000
Government Securities Portfolio:
Institutional Class
3/19/08** through 10/31/08	$1.000	$0.013	$0.000	^	$(0.013)	$1.000
Service Class
3/19/08** through 10/31/08	$1.000	$0.012	$(0.000	)^	$(0.012)	$1.000
Investor Class
3/19/08** through 10/31/08	$1.000	$0.012	$0.000	^	$(0.012)	$1.000
Administrative Class
3/19/08** through 10/31/08	$1.000	$0.012	$0.000	^	$(0.012)	$1.000
Advisory Class
3/19/08** through 10/31/08	$1.000	$0.011	$0.000	^	$(0.011)	$1.000
Participant Class
3/19/08** through 10/31/08	$1.000	$0.010	$0.000	^	$(0.010)	$1.000
Cash Management Class
7/21/08** through 10/31/08	$1.000	$0.004	$(0.000	)^	$(0.004)	$1.000

46	The accompanying notes are an integral part of the financial statements.

2008 Annual Report

October 31, 2008

Financial Highlights (cont’d)

Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Investment Income to Average Net Assets (Before Waivers/ Reimbursement)

2.98%	$15,198,786	0.13%	0.21%	2.77%	2.69%
5.30%	6,928,113	0.12%	0.22%	5.12%	5.02%
4.87%	2,265,613	0.09%	0.21%	4.76%	4.64%
2.91%	2,196,511	0.05%	0.25%	3.07%	2.87%
0.38%‡	414,567	0.05%*†	0.37%*†	1.73%*	1.41%*

2.93%	$166,521	0.18%	0.26%	3.28%	3.20%
5.24%	1,347,156	0.17%	0.27%	4.93%	4.83%
4.81%	116	0.13%††	0.26%	4.67%	4.54%
2.86%	484	0.10%	0.30%	2.65%	2.45%

2.88%	$151,210	0.23%	0.31%	2.92%	2.84%
5.19%	300,198	0.22%	0.32%	5.09%	4.98%
4.76%	545,676	0.19%	0.31%	4.72%	4.60%
2.81%	279,012	0.15%	0.35%	2.91%	2.71%
0.35%‡	109,776	0.15%*†	0.53%*†	1.53%*	1.15%*

2.83%	$148,076	0.28%	0.36%	2.66%	2.58%
5.14%	84,339	0.27%	0.37%	4.98%	4.88%
4.71%	49,377	0.24%	0.36%	4.79%	4.67%
2.76%	10,877	0.20%	0.40%	2.60%	2.39%

2.73%	$415,974	0.38%	0.46%	2.72%	2.64%
5.03%	365,074	0.37%	0.47%	4.87%	4.77%
4.60%	126,760	0.34%	0.47%††	4.53%	4.40%
2.65%	131,513	0.30%	0.50%	3.12%	2.92%
0.13%‡	23,750	0.30%*†	0.55%*†	1.53%*	1.28%*

2.47%	$100	0.63%	0.71%	2.44%	2.36%
4.77%	100	0.62%	0.72%	4.66%	4.56%
4.38%	100	0.55%††	0.67%††	4.24%	4.12%
2.50%	147	0.45%	0.65%	2.53%	2.33%

0.36%	$4,104	0.44%*†	0.49%*†	1.32%*	1.27%*

1.27%‡	$553,062	0.12%*	0.26%*	1.89%*	1.77%*

1.24%‡	$100	0.17%*	0.34%*†	1.98%*	1.83%*

1.20%‡	$8,407	0.22%*	0.28%*†	1.42%*	1.36%*

1.17%‡	$100	0.27%*	0.43%*†	1.88%*	1.73%*

1.11%‡	$100	0.37%*	0.53%*†	1.78%*	1.63%*

0.95%‡	$100	0.62%*	0.79%*†	1.53%*	1.38%*

0.43%‡	$42,612	0.42%*	0.47%*†	1.17%*	1.13%*

The accompanying notes are an integral part of the financial statements.	47

2008 Annual Report

October 31, 2008

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Distributions From Net Realized Gain		Net Asset Value, End of Period
Treasury Portfolio:
Institutional Class
Year Ended 10/31/08	$1.000	$0.022		$0.000	^	$(0.022)	$ —		$1.000
Year Ended 10/31/07	1.000	0.050		0.000	^	(0.050)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.047		—		(0.047)	—		1.000
Year Ended 10/31/05	1.000	0.028		—		(0.028)	—		1.000
8/9/04** through 10/31/04	1.000	0.004		—		(0.004)	—		1.000
Service Class
Year Ended 10/31/08	$1.000	$0.022		$0.000	^	$(0.022)	$ —		$1.000
Year Ended 10/31/07	1.000	0.050		0.000	^	(0.050)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.047		—		(0.047)	—		1.000
Year Ended 10/31/05	1.000	0.027		—		(0.027)	—		1.000
Investor Class
Year Ended 10/31/08	$1.000	$0.021		$0.000	^	$(0.021)	$ —		$1.000
Year Ended 10/31/07	1.000	0.049		0.000	^	(0.049)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.046		—		(0.046)	—		1.000
Year Ended 10/31/05	1.000	0.027		—		(0.027)	—		1.000
Administrative Class
Year Ended 10/31/08	$1.000	$0.021		$0.000	^	$(0.021)	$ —		$1.000
Year Ended 10/31/07	1.000	0.049		0.000	^	(0.049)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.046		—		(0.046)	—		1.000
Year Ended 10/31/05	1.000	0.026		—		(0.026)	—		1.000
Advisory Class
Year Ended 10/31/08	$1.000	$0.020		$0.000	^	$(0.020)	$ —		$1.000
Year Ended 10/31/07	1.000	0.048		0.000	^	(0.048)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.045		—		(0.045)	—		1.000
Year Ended 10/31/05	1.000	0.025		—		(0.025)	—		1.000
8/9/04** through 10/31/04	1.000	0.003		—		(0.003)	—		1.000
Participant Class
Year Ended 10/31/08	$1.000	$0.018		$0.000	^	$(0.018)	$ —		$1.000
Year Ended 10/31/07	1.000	0.045		0.000	^	(0.045)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.042		—		(0.042)	—		1.000
Year Ended 10/31/05	1.000	0.024		—		(0.024)	—		1.000
Cash Management Class
Year Ended 10/31/08	$1.000	$0.019		$0.000	^	$(0.019)	$ —		$1.000
Year Ended 10/31/07	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.045		—		(0.045)	—		1.000
8/15/05** through 10/31/05	1.000	0.008		—		(0.008)	—		1.000
Treasury Securities Portfolio:
Institutional Class
10/7/08 through** 10/31/08	$1.000	$0.000	^	$0.000	^	$(0.000)^	$ —		$1.000
Service Class
10/7/08 through** 10/31/08	$1.000	$0.000	^	$0.000	^	$(0.000)^	$ —		$1.000
Investor Class
10/7/08 through** 10/31/08	$1.000	$0.000	^	$0.000	^	$(0.000)^	$ —		$1.000
Administrative Class
10/7/08 through** 10/31/08	$1.000	$0.000	^	$0.000	^	$(0.000)^	$ —		$1.000
Advisory Class
10/27/08 through** 10/31/08	$1.000	$0.000	^	$0.000	^	$(0.000)^	$ —		$1.000
Participant Class
10/27/08 through** 10/31/08	$1.000	$0.000	^	$0.000	^	$(0.000)^	$ —		$1.000
Cash Management Class
10/7/08 through** 10/31/08	$1.000	$0.000	^	$0.000	^	$(0.000)^	$ —		$1.000

48	The accompanying notes are an integral part of the financial statements.

2008 Annual Report

October 31, 2008

Financial Highlights (cont’d)

Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income to Average Net Assets (Before Waivers/ Reimbursement)

2.25%	$8,805,663	0.13%		0.21%		1.96%	1.88%
5.16%	2,836,089	0.10%		0.23%		4.50%	4.37%
4.82%	2,189	0.05%		0.52%		4.29%	3.82%
2.79%	70,087	0.05%		0.49	%†	2.61%	2.17%
0.36%‡	187,770	0.05	%*†	0.35	%*†	1.57%*	1.27%*

2.20%	$75,100	0.18%		0.26%		1.85%	1.77%
5.11%	100	0.11	%††	0.55	%††	4.98%	4.54%
4.77%	100	0.10%		0.95	%††	4.66%	3.81%
2.74%	100	0.10%		0.53	%†	2.70%	2.27%

2.15%	$3,789	0.22	%†	0.31%		0.79%	0.71%
5.06%	317	0.17	%††	0.51	%††	4.76%	4.42%
4.71%	100	0.15%		1.00	%††	4.61%	3.76%
2.69%	100	0.15%		0.58	%†	2.65%	2.22%

2.10%	$111,065	0.28%		0.36%		1.35%	1.27%
5.00%	100	0.21	%††	0.50	%††	4.84%	4.55%
4.66%	100	0.20%		1.05	%††	4.56%	3.71%
2.64%	100	0.20%		0.63	%†	2.60%	2.17%

2.00%	$176,505	0.36	%†	0.46%		2.01%	1.91%
4.90%	176,618	0.31	%††	0.72	%††	4.75%	4.34%
4.56%	77,083	0.30%		0.98	%††	4.54%	3.86%
2.53%	17,575	0.30%		0.64%		2.92%	2.58%
0.30%‡	2,207	0.30	%*†	0.67	%*†	1.30%*	0.93%*

1.77%	$160	0.60	%†	0.71%		1.93%	1.82%
4.64%	514	0.56	%††	1.04	%††	4.58%	4.10%
4.33%	330	0.53	%††	1.20	%††	4.41%	3.75%
2.38%	100	0.45%		0.88	%†	2.35%	1.92%

1.96%	$414,148	0.39	%†	0.51%		1.23%	1.12%
4.84%	33,750	0.40	%††	0.53	%††	4.25%	4.12%
4.63%	100	0.23	%††	1.08	%††	4.53%	3.68%
0.76%‡	100	0.10	%*	0.43	%*†	3.52%*	3.19%*

0.00%^‡	$282,625	0.06	%*	0.49	%*	0.05%*	(0.37)%*

0.00%^‡	$100	0.06	%*†	0.62	%*†	0.06%*	(0.50)%*

0.00%^‡	$100	0.06	%*†	0.66	%*†	0.06%*	(0.55)%*

0.00%^‡	$100	0.06	%*†	0.72	%*†	0.06%*	(0.60)%*

0.00%^‡	$100	0.11	%*†	0.71	%*†	0.05%*	(0.55)%*

0.00%^‡	$100	0.10	%*†	0.96	%*†	0.05%*	(0.81)%*

0.00%^‡	$43,693	0.06	%*†	0.76	%*†	0.05%*	(0.64)%*

The accompanying notes are an integral part of the financial statements.	49

2008 Annual Report

October 31, 2008

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Net Asset Value, End of Period
Tax-Exempt Portfolio:
Institutional Class
Year Ended 10/31/08	$1.000	$0.024	$(0.000	)^	$(0.024)	$1.000
Year Ended 10/31/07	1.000	0.036	—		(0.036)	1.000
Year Ended 10/31/06	1.000	0.032	—		(0.032)	1.000
Year Ended 10/31/05	1.000	0.022	—		(0.022)	1.000
2/2/04** through 10/31/04	1.000	0.008	—		(0.008)	1.000
Service Class
Year Ended 10/31/08	$1.000	$0.024	$(0.000	)^	$(0.024)	$1.000
Year Ended 10/31/07	1.000	0.035	—		(0.035)	1.000
Year Ended 10/31/06	1.000	0.032	—		(0.032)	1.000
Year Ended 10/31/05	1.000	0.021	—		(0.021)	1.000
Investor Class
Year Ended 10/31/08	$1.000	$0.023	$(0.000	)^	$(0.023)	$1.000
Year Ended 10/31/07	1.000	0.035	—		(0.035)	1.000
Year Ended 10/31/06	1.000	0.031	—		(0.031)	1.000
Year Ended 10/31/05	1.000	0.020	—		(0.020)	1.000
6/8/04** through 10/31/04	1.000	0.005	—		(0.005)	1.000
Administrative Class
Year Ended 10/31/08	$1.000	$0.023	$(0.000	)^	$(0.023)	$1.000
Year Ended 10/31/07	1.000	0.034	—		(0.034)	1.000
Year Ended 10/31/06	1.000	0.031	—		(0.031)	1.000
Year Ended 10/31/05	1.000	0.020	—		(0.020)	1.000
Advisory Class
Year Ended 10/31/08	$1.000	$0.022	$(0.000	)^	$(0.022)	$1.000
Year Ended 10/31/07	1.000	0.033	—		(0.033)	1.000
Year Ended 10/31/06	1.000	0.030	—		(0.030)	1.000
Year Ended 10/31/05	1.000	0.019	—		(0.019)	1.000
6/15/04** through 10/31/04[2]	1.000	0.002	—		(0.002)	1.000
Participant Class
Year Ended 10/31/08	$1.000	$0.019	$(0.000	)^	$(0.019)	$1.000
Year Ended 10/31/07	1.000	0.031	—		(0.031)	1.000
Year Ended 10/31/06	1.000	0.027	—		(0.027)	1.000
Year Ended 10/31/05	1.000	0.018	—		(0.018)	1.000
Cash Management Class
Year Ended 10/31/08	$1.000	$0.021	$(0.000	)^	$(0.021)	$1.000
Year Ended 10/31/07	1.000	0.033	—		(0.033)	1.000
Year Ended 10/31/06	1.000	0.030	—		(0.030)	1.000
8/15/05** through 10/31/05	1.000	0.005	—		(0.005)	1.000

50	The accompanying notes are an integral part of the financial statements.

2008 Annual Report

October 31, 2008

Financial Highlights (cont’d)

Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income to Average Net Assets (Before Waivers/ Reimbursement)

2.44%	$1,836,397	0.12%+	0.21	%+	2.35%+	2.25%+
3.66%	2,191,307	0.11%	0.23%		3.60%	3.47%
3.27%	672,514	0.10%	0.23%		3.14%	3.01%
2.17%	1,130,489	0.09%	0.32	%†	2.35%	2.12%
0.84%‡	109,292	0.06%*†	0.35	%*†	1.19%*	0.90%*

2.39%	$100	0.17%+	0.26	%+	2.28%+	2.18%+
3.60%	100	0.16%	0.29	%††	3.54%	3.41%
3.21%	100	0.15%	0.29	%††	3.16%	3.02%
2.12%	100	0.14%	0.40	%†	2.10%	1.84%

2.33%	$2,003	0.22%+	0.31	%+	2.71%+	2.61%+
3.55%	24,243	0.21%	0.33%		3.48%	3.36%
3.16%	3,052	0.20%	0.31	%††	3.26%	3.15%
2.07%	104	0.19%	0.45	%†	2.01%	1.75%
0.45%‡	1,121	0.17%*†	0.38	%*†	1.06%*	0.85%*

2.28%	$100	0.27%+	0.36	%+	2.26%+	2.16%+
3.50%	100	0.26%	0.39	%††	3.44%	3.31%
3.11%	100	0.25%	0.39	%††	3.06%	2.92%
2.02%	100	0.24%	0.50	%†	2.00%	1.74%

2.18%	$4,756	0.37%+	0.46	%+	2.21%+	2.11%+
3.40%	59,851	0.36%	0.49	%††	3.34%	3.21%
3.01%	32,141	0.35%	0.48%		2.76%	2.63%
1.92%	98,823	0.34%	0.62	%†	1.86%	1.58%
0.24%‡	56,000	0.33%*†	0.55	%*†	1.32%*	1.10%*

1.93%	$22,683	0.62%+	0.71	%+	1.90%+	1.80%+
3.14%	19,443	0.62%††	0.72	%††	3.13%	3.03%
2.78%	100	0.57%††	0.70	%††	2.74%	2.61%
1.77%	102	0.49%	0.75	%†	1.76%	1.49%

2.13%	$1,337,200	0.42%+	0.51	%+	1.95%+	1.85%+
3.35%	907,577	0.41%	0.53%		3.28%	3.16%
3.08%	188,740	0.40%††	0.51	%††	3.17%	3.06%
0.53%‡	100	0.14%*	0.30	%*†	2.47%*	2.30%*

The accompanying notes are an integral part of the financial statements.	51

2008 Annual Report

October 31, 2008

Notes to Financial Highlights

*	Annualized
* *	Commencement of Operations
‡	Not Annualized
^	Amount is less than $0.0005 per share.
#

The Adviser fully reimbursed the Portfolios for losses incurred resulting from disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market Portfolio’s Institutional, Service, Investor, Administrative, Advisory, Participant and Cash Management Classes were 3.34%, 3.29%, 3.23%, 3.18%, 3.08%, 2.82% and 3.03%, respectively. Without this reimbursement, the total returns for the Prime Portfolio’s Institutional, Service, Investor, Administrative, Advisory, Participant and Cash Management Classes were 3.21%, 3.16%, 3.11%, 3.06%, 2.96%, 2.70% and 0.43%, respectively. (See Note I within the Notes to Financial Statements)

##

The Adviser fully reimbursed the Portfolios for losses incurred resulting from disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market Portfolio’s Institutional, Service, Investor, Administrative, Advisory, Participant and Cash Management Classes were 5.35%, 5.30%, 5.25%, 5.20%, 5.09%, 4.83% and 5.04%, respectively. Without this reimbursement, the total returns for the Prime Portfolio’s Institutional, Service, Investor, Administrative, Advisory and Participant Classes were 5.24%, 5.19%, 5.14%, 5.08%, 4.98% and 4.72%, respectively. (See Note I within the Notes to Financial Statements)

1	The Money Market Portfolio’s Investor Share Class commenced offering on June 16, 2004. There were no Investor shares outstanding during the period July 28, 2004 to October 31, 2004.
2

The Tax-Exempt Portfolio’s Advisory Share Class had no shares outstanding during the periods June 30, 2004 to July 22, 2004, July 30, 2004 to August 9, 2004, August 30, 2004 to August 31, 2004 and September 2, 2004 to September 21, 2004.

†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to different periods of operation for each share class, as well as fluctuations in daily net asset amounts.

††

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to changes in the plans’ fees during the period for each share class, as well as changes in the Portfolios’ expense caps during the year.

+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds Government Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

52	The accompanying notes are an integral part of the financial statements.

2008 Annual Report

October 31, 2008

Notes to Financial Statements

Morgan Stanley Institutional Liquidity Funds (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a Massachusetts business trust. The Fund is comprised of seven separate, active, diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”). The Fund offers up to seven different classes of shares for certain Portfolios — Institutional Class, Service Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class. All classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights. Effective October 7, 2008, the Treasury Securities Portfolio commenced operations. Effective March 19, 2008, the Government Securities Portfolio commenced operations.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the Portfolios is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.     Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates market value.

2.     Repurchase Agreements: Certain Portfolios may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.     New Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of October 31, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statements of Operations for a fiscal period.

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

4.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on a “first-in-first-out” basis. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Dividends to the shareholders of the Portfolios are accrued daily and are distributed on the last business day of each month.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with investment advisory services under the terms of an Investment Advisory Agreement (the “Agreement”) at the annual rates of average daily net assets

2008 Annual Report

October 31, 2008

Notes to Financial Statements (cont’d)

indicated below. The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses, after giving effect to custody fee offsets, so that total annual operating expenses of each share class will not exceed the amounts noted below. This fee and expense waiver may be discontinued at any time.

Portfolio	Advisory Fees
Money Market	0.15%
Prime	0.15
Government	0.15
Government Securities	0.15
Treasury	0.15
Treasury Securities	0.15
Tax-Exempt	0.15

	Maximum Expense Ratio
Class	Money Market	Prime	Government	Government Securities
Institutional Class	0.20%	0.20%	0.20%	0.20%
Service Class	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70	0.70
Cash Management Class	0.50	0.50	0.50	0.50

	Maximum Expense Ratio
Class	Treasury	Treasury Securities	Tax-Exempt
Institutional Class	0.20%	0.20%	0.20%
Service Class	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70
Cash Management Class	0.50	0.50	0.50

The Ratio of Expenses to Average Net Assets disclosed in the Portfolios’ Financial Highlights may be lower than the maximum ratios indicated in the table above due to additional voluntary expense limitations imposed by the Adviser. The Adviser may terminate these additional voluntary limitations at any time at its sole discretion.

C. Administration Fees: MS Investment Management (the “Administrator”) also serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MS Investment Management receives an annual fee, accrued daily and payable monthly, of 0.05% of each Portfolio’s average daily net assets, plus reimbursement of out-of-pocket expenses. JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., provides fund accounting and other services pursuant to a sub-administration agreement with MS Investment Management and receives compensation for these services from MS Investment Management.

D. Distribution and Service and Shareholder Administration Plan Fees: Morgan Stanley Distribution, Inc. (the “Distributor”), a wholly-owned subsidiary of MS Investment Management, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Fund. The Fund has entered into an Administration Plan with respect to its Service Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively to compensate certain financial intermediaries who provide administrative services to shareholders.

The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Fund has also entered into a Shareholder Service Plan and a Distribution Plan with respect to its Participant Class shares. Pursuant to the Shareholder Service Plan, the Participant Class shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services. Pursuant to the Distribution Plan, the Participant Class shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate for any activities or expenses primarily intended to result in the sale of such class of shares.

The Fund has also entered into a Shareholder Service Plan with respect to its Cash Management Class shares to pay the Distributor to compensate Service Organizations who provide administrative services to shareholders. Pursuant to the Shareholder Service Plan, the Cash Management Class shares will pay the Distributor a monthly or quarterly service fee at an annual rate of 0.05% of the average daily net assets of such class of shares, to compensate Service Organizations for staffing and maintaining call centers and answering inquiries and addressing issues related to the Cash Management Class shares.

The Fund has also entered into a Distribution Plan with respect to its Cash Management Class shares pursuant to which its Cash Management Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide any activities or expenses primarily intended to result in the sale of such class of shares.

The Adviser has voluntarily agreed to reduce its distribution fees if necessary. The Adviser may terminate these additional waivers at any time.

2008 Annual Report

October 31, 2008

Notes to Financial Statements (cont’d)

E. Dividend Disbursing and Transfer Agent: Effective August 18, 2008, the Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Prior to August 18, 2008, JPMorgan Investor Services Company provided dividend disbursing and transfer agency services for the Fund.

F. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statements of Operations.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolios adopted the provisions of the FASB Interpretation number 48 Accounting for Uncertainty in Income Taxes (“the Interpretation”), on April 30, 2008. At October 31, 2008, the Portfolios did not have any liabilities for unrecognized tax benefits. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Portfolios did not incur any interest or penalties.

Each of the tax years in the four year period ended October 31, 2008 remain subject to examination by the Internal Revenue Service and state taxing authorities. The adoption of FIN 48 had no impact on the operations of the Portfolios for the period ended October 31, 2008.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2008 and 2007 were as follows:

	2008 Distributions Paid From:			2007 Distributions Paid From:
	Ordinary Income	Tax- Exempt Income	Long-term Capital Gain	Ordinary Income	Tax- Exempt Income	Long-Term Capital Gain
Portfolio	(000)	(000)	(000)	(000)	(000)	(000)
Money Market	$406,845	$—	$—	$461,437	$—	$—
Prime	882,030	—	—	1,431,342	—	—
Government	392,976	—	—	227,978	—	—	@
Government Securities	3,467	—	—	—	—	—
Treasury	164,386	—	—	31,180	—	—
Treasury Securities	7	—	—	—	—	—
Tax-Exempt	79	92,148	—	—	63,064	—

@ Amount is less than $500.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable.

Permanent differences are generally due to distribution reclass. These resulted in the following reclassifications among the Portfolios’ components of net assets at October 31, 2008:

Portfolio	Accumulated Undistributed (Distribution in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
Money Market	$ (1)	$ 1	$ —
Prime	(69)	—	69

At October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income (000)	Tax- Exempt Income (000)
Money Market	$10,034	$—
Prime	17,673	—
Government	21,034	—
Government Securities	492	—
Treasury	2,582	—
Treasury Securities	7	—
Tax-Exempt	2,403	4,432

At October 31, 2008, cost for U.S. Federal income tax purposes for the investments of the Portfolio were as follows:

Portfolio	Cost (000)
Money Market	$5,041,680
Prime	12,456,437
Government	16,073,567
Government Securities	604,165
Treasury	9,588,649
Treasury Securities	326,528
Tax-Exempt	3,191,671

At October 31, 2008, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Portfolio	2014	2015		2016	Total
Money Market	$—	$—	@	$11,859	$11,859
Prime	—	13		21,225	21,238
Tax-Exempt	9	31		69	109

@ Amount is less than $500.

2008 Annual Report

October 31, 2008

Notes to Financial Statements (cont’d)

H. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

I. Transactions with Affiliates: During the month of September 2008, in order to provide liquidity to meet shareholder redemptions, an affiliate of the Adviser purchased certain securities from the Portfolios at amortized cost plus accrued interest from the Money Market, Prime and Tax-Exempt Portfolios with face values of $6,054,000,000, $11,506,748,000 and $384,935,000, respectively. While these securities remained eligible to be held by the Portfolios, in order to provide the Portfolios with needed liquidity, the Adviser sought and received “no action” relief from the SEC staff. There were no reliable market quotes by which gains/losses could be estimated for the Money Market, Prime and Tax-Exempt Portfolios’ affiliated sales. The net result of these transactions, including the purchase of the securities at amortized cost by the Adviser, is that there is no impact to the Portfolios’ net asset value per share or net investment income.

On December 21, 2007, the Adviser purchased at amortized cost plus accrued interest from the Money Market and Prime Portfolios certain notes of an issuer with a face value of $41,750,000 and $114,750,000, respectively. Although these holdings initially remained eligible to be held by the Portfolios, because of deterioration in the assets underlying these holdings, the Adviser believed it appropriate to eliminate the Portfolios’ exposure to these securities by purchasing the amounts at amortized cost. In order to do this, the Adviser sought and received “no action” relief from the SEC staff. It is estimated that had these securities been sold to a third party, the Money Market and Prime Portfolios would have realized losses in the amounts of $889,716 and $2,439,550, respectively. As a result, these estimated losses, along with offsetting payments from the Adviser, have been reflected in the Statements of Operations and Statements of Changes in Net Assets. The net result of these transactions, including the purchase of the securities at amortized cost by the Adviser, is that there is no impact to the Portfolios’ net asset value per share or net investment income.

On November 23, 2007, the Adviser purchased at amortized cost plus accrued interest from the Money Market and Prime Portfolios certain notes of an issuer with a face value of $58,250,000 and $160,250,000, respectively. Although these holdings initially remained eligible to be held by the Portfolios, because of deterioration in the assets underlying these holdings, the Adviser believed it appropriate to eliminate the Portfolios’ exposure to these securities by purchasing the amounts at amortized cost. In order to do this, the Adviser sought and received “no action” relief from the SEC staff. It is estimated that had these securities been sold to a third party, the Money Market and Prime Portfolios would have realized losses in the amounts of $12,460,049 and $34,250,680, respectively. As a result, these estimated losses, along with offsetting payments from the Adviser, have been reflected in the Statements of Operations and Statements of Changes in Net Assets. The net result of these transactions, including the purchase of the securities at amortized cost by the Adviser, is that there is no impact to the Portfolios’ net asset value per share or net investment income.

On October 23, 2007, certain securities owned by the Money Market and Prime Portfolios were subject to a credit downgrade by a rating agency. As a result of this downgrade, the investments were no longer eligible securities for a money market portfolio to own. As permitted by SEC rules, the Adviser purchased these securities at their amortized cost plus accrued interest. Prior to the purchase, the Money Market Portfolio owned $75,000,000 face value of these notes while the Prime Portfolio owned $375,000,000 of these notes. It is estimated that had these securities been sold to a third party, the Money Market and Prime Portfolios would have realized losses in the amounts of $7,492,071 and $37,465,047, respectively. As of result, these estimated losses, along with offsetting payments from the Adviser, have been reflected in the Statements of Operations and Statements of Changes in Net Assets for the fiscal year ended October 31, 2007. The net result of these transactions, including the purchase of the securities at amortized cost by the Adviser, is that there is no impact to the Portfolios’ net asset value per share or net investment income.

The Tax-Exempt Portfolio invests in Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the “Government Portfolio”), an open-ended management investment company managed by the Adviser. Investment in Advisory fees paid by the Tax-Exempt Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Government Portfolio. For the year ended October 31, 2008, advisory fees paid were reduced by approximately $164,000 relating to the Tax-Exempt Portfolios’ investment in the Government Portfolio, which is reflected in the Statements of Operations.

A summary of the Tax-Exempt Portfolio’s transactions in shares of the affiliated issuer during the year ended October 31, 2008 is as follows:

Market Value October 31, 2007 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value October 31, 2008 (000)
$—	$2,612,527	$1,989,127	$2,825	$623,400

2008 Annual Report

October 31, 2008

Notes to Financial Statements (cont’d)

J. Security Transactions with Affiliated Funds: The Fund is permitted to purchase and/or sell securities from or to certain other Morgan Stanley Funds under specified conditions outlined in procedures adopted by the Board of Trustees (the “Trustees”). These procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another Fund or Portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the Investment Company Act of 1940. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended October 31, 2008, the Money Market, Prime and Tax-Exempt Portfolios engaged in securities purchases of affiliates with face values of $460,000,000, $483,750,000 and $557,415,000, respectively. Pursuant to these procedures, for the year ended October 31, 2008, the Tax-Exempt Portfolio engaged in securities sales to affiliates with face values of $1,144,637,000.

K. Guaranty Program for Money Market Funds: On September 29, 2008, the Trustees approved the participation of its eligible Portfolios in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). Under this Program, the U.S. Treasury will guarantee to investors that they will receive $1.00 for each money market fund share held as of close of business on September 19, 2008. Eligible funds must be regulated under Rule 2a-7 of the Investment Company Act of 1940, must maintain a stable share price of $1.00 and must be publicly offered and registered with the Securities and Exchange Commission. To participate in the Program, eligible funds must pay a fee. While the Program protects the accounts of investors, each money market fund makes the decision to sign-up for the Program. Investors cannot sign-up for the Program individually. The Program will be in effect for an initial three month term, expiring December 18, 2008.

L. Other (unaudited): A portion of the securities of the Tax- Exempt Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At October 31, 2008, approximately 9.6% of the net assets of the Tax-Exempt Portfolio are covered by such insurance. The insurers and their obligations are as follows:

Insurers	Percentage of Net Assets
AGC	0.9%
BHAC	0.4
FSA	6.0
MBIA	2.3

At October 31, 2008, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
Class	Money Market	Prime	Government	Government Securities
Institutional Class	54.9%	47.7%	47.0%	15.6%
Service Class	97.5	89.4	100.0	—
Investor Class	88.7	93.0	88.7	98.8
Administrative Class	—	94.2	67.0	—
Advisory Class	93.6	77.6	81.0	—
Participant Class	99.0	90.5	—	—
Cash Management Class	—	96.3	97.6	—

	Percentage of Ownership
		Treasury
Class	Treasury	Securities	Tax-Exempt
Institutional Class	—%	35.4%	—%
Service Class	99.9	—	—
Investor Class	90.5	—	94.8
Administrative Class	100.0	—	—
Advisory Class	82.4	—	90.1
Participant Class	31.3	—	99.6
Cash Management Class	10.8	—	—

M. Subsequent Event: On November 24, 2008, the U.S. Treasury announced an extension of the Temporary Guarantee Program (the “Program”) through April 30, 2009. All money market funds that currently participate in the Program and meet the extension requirements are eligible to continue to participate for an additional fee. The Adviser has applied to participate in the extension for all of its SEC registered 2a-7 U.S. Money Market Funds that are currently covered under the plan through December 18, 2008. The Program will continue to provide coverage to shareholders up to amounts that they held in participating money market funds as of the close of business on September 19, 2008. The Secretary of the Treasury has the option to extend the Program up to the close of business on September 19, 2009.

2008 Annual Report

October 31, 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Morgan Stanley Institutional Liquidity Funds:

We have audited the accompanying statements of assets and liabilities of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Securities Portfolio, Treasury Portfolio, Treasury Securities Portfolio and Tax-Exempt Portfolio (the “Portfolios”) (the seven portfolios comprising Morgan Stanley Institutional Liquidity Funds), including the portfolios of investments, as of October 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein for the Money Market Portfolio, Prime Portfolio, Government Portfolio, Treasury Portfolio and Tax-Exempt Portfolio. We have also audited the related statements of operations and changes in net assets and the financial highlights for the Government Securities Portfolio for the period from March 19, 2008 (commencement of operations) to October 31, 2008 and for the Treasury Securities Portfolio for the period from October 7, 2008 (commencement of operations) to October 31, 2008. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned seven portfolios comprising Morgan Stanley Institutional Liquidity Funds at October 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 19, 2008

2008 Annual Report

October 31, 2008

Federal Income Tax Information (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by each applicable Portfolio during the taxable year ended October 31, 2008.

The following percentages of each Portfolio’s dividends was attributable to qualifying U.S. Government obligations. (Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.):

Portfolio	Qualifying U.S. Govt. Income %
Government	49.9%
Government Securities	99.8
Treasury	9.5
Treasury Securities	99.0

Each of the applicable Portfolios designated the following percentages of its income dividends as tax-exempt income dividends:

Portfolio	Percenatge
Tax-Exempt	97.4%

For Federal income tax purposes, the following information is furnished with respect to the earnings of each applicable Portfolio for the taxable year ended October 31, 2008.

Each of the applicable Portfolios may designate up to a maximum of the following amounts as qualifying as interest-related dividends and short-term capital gain dividends:

Portfolio	Qualified Interest Income (000)	Short-Term Capital Dividends (000)
Money Market	$413,819	$—
Prime	882,029	—
Government	392,976	—
Government Securities	3,467	—
Treasury	164,386	—
Treasury Securities	7	—
Tax-Exempt	92,227	—

In January, each applicable Portfolio provides tax information to shareholders for the preceding calendar year.

2008 Annual Report

October 31, 2008

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

Morgan Stanley Institutional Liquidity Funds (collectively, the “Fund”) is required by federal law to provide you with a copy of their Privacy Policy (“the Policy”) annually.

This Policy applies to individual clients who are current and former advisory clients of certain Morgan Stanley Investment Management’s U.S. investment advisers and to current and former individual investors in the Fund. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives.

This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“other Morgan Stanley companies”), including but not limited to our global financial services affiliates that are part of our integrated securities and investment management business, and our credit services affiliates. It also discloses how you may limit our affiliates’ use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1.               WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•      We collect information such as your name, address, e-mail address, phone number and account title.

•      We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•      We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•      We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.               WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other Morgan Stanley companies and to nonaffiliated third parties.

a. Information we disclose to other Morgan Stanley companies

In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other Morgan Stanley companies. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

2008 Annual Report

October 31, 2008

U.S. Privacy Policy (cont’d)

b. Information we discloses to third parties:

We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf.

Morgan Stanley recognizes that your relationship with your Financial Advisor is important. If your Financial Advisor’s affiliation with Morgan Stanley ends and he/she joins a nonaffiliated securities broker-dealer with which Morgan Stanley has entered into an agreement limiting the use of information, Morgan Stanley will permit your Financial Advisor to retain certain of your contact information, limited to your name, address, e-mail address, phone number and account title.

When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.     HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.     HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We respect your privacy and offer you choices as to whether we share with other Morgan Stanley companies personal information that was collected to determine your eligibility for products and services you request (“eligibility information”). Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies (“opt-out”), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with other Morgan Stanley companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.     HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

You may limit other Morgan Stanley companies from marketing their products or services to you based on your personal information that they receive from other Morgan Stanley companies. This information includes your income, assets and account history. Your choice to limit marketing offers from other Morgan Stanley companies will apply until you tell us to change your choice.

2008 Annual Report

October 31, 2008

U.S. Privacy Policy (cont’d)

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•      Calling us at (888) 378-1630
Monday–Friday between 8 a.m. and 5 p.m. (ET)

•      Writing to us at the following address:

Morgan Stanley Institutional Liquidity Funds
c/o Morgan Stanley Services Company, Inc.
PO Box 219804

Kansas City, MO 64121-9804

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about Morgan Stanley products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Morgan Stanley, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Morgan Stanley Institutional Liquidity Funds
c/o Morgan Stanley Services Company, Inc.
PO Box 219804

Kansas City, MO 64121-9804

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

© 2008 Morgan Stanley Institutional Liquidity Funds

2008 Annual Report

October 31, 2008

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustees
Frank L. Bowman (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Insurance, Valuation and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator — Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.

				180	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (67) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994

Private investor; Chairperson of the Insurance, Valuation and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006), Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears Roebuck & Co.

				182	Director of various business organizations.

Kathleen A. Dennis (55) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	180	Director of various non-profit organizations.

Dr. Manuel H. Johnson (59) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 19 1- September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	182	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (66) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	183	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

2008 Annual Report

October 31, 2008

Trustee and Officer Information (cont’d)

Independent Trustees: (cont’d)

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustees
Michael F. Klein (50) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997- December 1999).

				180	Director of certain investment funds managed or sponsored by Aetos Capital LLC; Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (72) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P. (private investment partnership); Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	182	None.

W. Allen Reed (61) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (July 1994-December 2005).	180	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (76) c/o Lumelite Plastics Corporation 85 Charles Coleman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	183	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

2008 Annual Report

October 31, 2008

Trustee and Officer Information (cont’d)

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Interested Trustees
James F. Higgins (60) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	181	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustees began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.
* *

The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. (“MSIM”) that have an investment advisor that is an affiliated entity of MSIM (including but not limited to Morgan Stanley Investment Advisors Inc. (“MSIA”) and Morgan Stanley AIP GP LP). The Retail Funds are those funds advised by MSIA. The Institutional Funds are certain U.S. registered funds advised by MSIM and Morgan Stanley AIP GP LP.

2008 Annual Report

October 31, 2008

Trustee and Officer Information (cont’d)

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Randy Takian (34) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2008

President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; President and Chief Executive Officer of Morgan Stanley Services Company Inc. (since September 2008). President of Morgan Stanley Investment Advisors Inc. (since July 2008). Head of the Retail and Intermediary business within Morgan Stanley Investment Management (since July 2008). Head of Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser. Formerly, Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of the Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

Kevin Klingert (46) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008

Chief Operating Officer of the Global Fixed Income Group of the Adviser and Morgan Stanley Investment Advisors Inc. (since March 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of the Adviser and Morgan Stanley Investment Advisors Inc. (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Dennis F. Shea (55) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006

Managing Director and (since February 2006) Chief Investment Officer — Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (46) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004

Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Adviser and various entities affiliated with the Adviser. Formerly, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (45) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004

Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007) and Chief Compliance Officer of the Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004 - April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (42) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997

Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Adviser.

Mary E. Mullin (41) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

James W. Garrett (40) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003	Head of Global Fund Administration; Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds.

* This is the earliest date the Officer began serving the Retail Funds or Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

2008 Annual Report

October 31, 2008

Investment Adviser and Administrator
Morgan Stanley Investment Management Inc. 522 Fifth Avenue
New York, NY 10036

Distributor
Morgan Stanley Distribution, Inc. One Tower Bridge Road
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899

Dividend Disbursing and Transfer Agent
Morgan Stanley Services Company, Inc. P.O. Box 219804
Kansas City, MO 64121-9804

Custodian
JPMorgan Chase Bank, N.A. 270 Park Avenue
New York, NY 10017

Legal Counsel
Clifford Chance US LLP 31 West 52nd Street
New York, NY 10019-6131

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund shareholders and makes these reports available on its public website, www.morganstanley.com/msim. Each Morgan Stanley Fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling 1(888) 378-1630.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling 1(888) 378-1630 or by visiting our website at www.morganstanley.com/msim. This information is also available on the SEC’s website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Liquidity Funds which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/msim or call 1 (888) 378-1630.

(This Page has been left blank intentionally.)

Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue

New York, NY 10036

MSILF: (888) 378-1630

© 2008 Morgan Stanley

MSILFANN
IU08-0644I-YI0/08

Item 2.  Code of Ethics.

(a)        The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)        No information need be disclosed pursuant to this paragraph.

(c)        Not applicable.

(d)        Not applicable.

(e)        Not applicable.

(f)

(1)        The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)        Not applicable.

(3)        Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

1

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2008	Registrant		Covered Entities(1)
Audit Fees	$162,900		N/A

Non-Audit Fees
Audit-Related Fees			$742,276	(2)
Tax Fees	$19,880	(3)	$99,522	(4)
All Other Fees			$205,436	(5)
Total Non-Audit Fees	$19,880		$1,047,234

Total	$182,780		$1,047,234

2007	Registrant		Covered Entities(1)
Audit Fees	$113,500		N/A

Non-Audit Fees
Audit-Related Fees			$781,800	(2)
Tax Fees	$13,000	(3)	$59,185	(4)
All Other Fees			$74,100	(5)
Total Non-Audit Fees	$13,000		$915,085

Total	$126,500		$915,085

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report and advisory consulting work.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant’s tax returns.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards and a compliance review project performed.

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(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.     Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit

(1)

This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

3

Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.     Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.     Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.     Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general

4

pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.     Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.     All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.     Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

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8.     Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.     Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

6

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Frank Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not used.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ Randy Takian
Randy Takian
Principal Executive Officer
December 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
December 17, 2008

/s/ James Garrett
James Garrett
Principal Financial Officer
December 17, 2008